   As filed with the Securities and Exchange Commission on December 20, 2004


                                                     Registration No. 333-70089


                                                                      811-08506


================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                     [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 1                        [X]

                           and

For Registration Under The Investment Company Act of 1940                    [X]

                     Amendment No. 9                                         [X]
            (Check Appropriate Box or Boxes)


                        GNA Variable Investment Account
                          (Exact Name of Registrant)

                               -----------------

                  General Electric Capital Assurance Company
                              (Name of Depositor)

                               -----------------


                  6604 West Broad Street, Richmond, VA 23230


         (Address of Depositor's Principal Executive Office, Zip Code)





                                (804) 281-6910


              (Depositor's Telephone Number, Including Area Code)



                             Heather Harker, Esq.


                           Associate General Counsel

                  General Electric Capital Assurance Company
                            6604 West Broad Street
                              Richmond, VA 23230



               (Name and Complete Address of Agent for Service)


                               -----------------


Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.



It is proposed that this filing will become effective (check appropriate box):



[_] immediately upon filing pursuant to paragraph (b) of Rule 485



[_] on (date) pursuant to paragraph (b) of Rule 485



[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[X] on February 24, 2005 pursuant to paragraph (a)(1) of Rule 485



If appropriate check the following box:



[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Group and Individual Deferred Variable Annuity and
                                      Modified Guaranteed Annuity Contracts






================================================================================

                        GNA Variable Investment Account


                                Prospectus For

              Group and Individual Deferred Variable Annuity and
                     Modified Guaranteed Annuity Contracts


                                Form 6110-94-02


                                  Issued by:


                  General Electric Capital Assurance Company

                                 Home Office:


                            6604 West Broad Street

                              Richmond, VA 23230

                                (800) 352-9910


                       Variable Annuity Service Center:
                                300 Berwyn Park
                             Berwyn, PA 19312-0031
                                (800) 455-0870

--------------------------------------------------------------------------------


This prospectus describes deferred variable and modified guarantee annuity contracts (the "contracts") for groups and individuals and for some qualified and nonqualified retirement plans. General Electric Capital Assurance Company (the "Company", "we", "us" or "our") issues the contract.



This prospectus gives details about the GNA Variable Investment Account (the "Separate Account") and the Fixed MGA Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.



The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.



You may allocate your purchase payments to the Separate Account, the Fixed MGA Account or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:



             Franklin Templeton Variable Insurance Products Trust



         . Templeton Foreign Securities Fund -- Class 1 shares


                           GE Investment Funds, Inc.


         . Income Fund                  . Premier Growth Equity Fund
         . Value Equity Fund            . International Equity Fund*
         . U.S. Equity Fund             . Money Market Fund



* On September 17, 2004, an application was filed with the Securities and Exchange Commission by General Electric Capital Assurance Company and GNA Variable Trust Separate Account seeking an order to allow the substitution of shares held in the GE Investments Funds, Inc. -- International Equity Fund for shares of the Franklin Templeton Variable Insurance Products
  Trust -- Templeton Foreign Securities Fund -- Class 1 shares. There is no assurance that the SEC will grant the order.

Not all Portfolios may be available in all states or in all markets.




The Securities and Exchange Commission has not approved the securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




The date of this prospectus is February 28, 2005.



This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.



Your contract:



   . Is NOT a bank deposit



   . Is NOT FDIC insured



   . Is NOT insured or endorsed by a bank or any federal agency



   . Is NOT available in every state



   . MAY go down in value



Except for amounts in the Fixed MGA Account, both the value in the contract before the Annuity Date and the amount of monthly income afterwards will depend on the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.



A Statement of Additional Information, dated February 28, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call our Service Center at:



                                1-800-455-0870



                        or write our Service Center at:



                                300 Berwyn Park


                             Berwyn, PA 19312-0031



The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:



                                  www.sec.gov

Table of Contents




                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Voting Rights............................................
                     Subaccounts..............................................
                     Changes to the Separate Account and the Subaccounts......

                  The Fixed MGA Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions from the Separate Account.....................
                     Other Charges............................................
                     Additional Information...................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Participation in the Plan (Ownership if Individual
                       Contract)..............................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day............................................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Date........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Portfolio Rebalancing Program............................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions from Certain Contracts.....

                  The Death Benefit...........................................
                     Death Prior to the Annuity Date..........................
                     Death After the Annuity Date.............................
                     Death Benefit............................................
                     Payment Options..........................................
                     Beneficiary and Distribution Rules.......................

                  Annuity Payments............................................
                     General..................................................
                     Annuity Date.............................................
                     Payment Options..........................................
                     Basis of Annuity Rates...................................
                     Amount of Variable Annuity Payments......................
                     Transfers Among the Subaccounts After the Annuity Date...

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

                  Distribution of the Contracts...............................
                     Principal Underwriter....................................
                     Sales of the Contracts...................................

                  Additional Information......................................
                     Owner Questions..........................................
                     Return Privilege.........................................
                     State Regulation.........................................
                     Evidence of Death, Age, Gender or Survival...............
                     Records and Reports......................................
                     Other Information........................................
                     Legal Proceedings........................................

                  Appendix A -- Condensed Financial Information...............

                  Appendix B -- Examples of Market Value Adjustments..........

                  Table of Contents for Statement of Additional Information

Definitions




                      The following terms are used throughout the prospectus:



                      Accumulation Unit -- An accounting unit of measure that we use to calculate the value in the Separate Account before income payments begin.





                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.



                      Annuity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Annuity Date is stated in your certificate (contract for individual contracts), unless changed by you in writing in a form acceptable to us.



                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.





                      Certificate Date -- The date on which we credit a purchase payment for a Participant as shown on the Certificate Schedule. Your Certificate Date is shown on your certificate and we use it to determine certificate years and anniversaries. For an individual contract, we refer to this as the Contract Date.



                      Certificate Value -- The total value of all of your Accumulation Units in the Subaccounts and any amount you hold in the Fixed MGA Account. For an individual contract, we refer to this as the Contract Value.





                      Code -- The Internal Revenue Code of 1986, as amended.



                      Fixed MGA Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. A Market Value Adjustment is made to any transfers or withdrawals from the Fixed MGA Account prior to the end of the guarantee period. The Fixed MGA Account is not part of and does not depend on the investment performance of the Separate Account.



                      Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.



                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.



                      Home Office -- Our office located at 6604 West Broad Street, Richmond, Virginia, 23230.







                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

                      Separate Account -- GNA Variable Investment Account, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in, shares of a separate Portfolio.



                      Subaccount -- A division of the Separate Account, each of which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in the contract, certificate and/or marketing materials.



                      Withdrawal Value -- The value of your certificate (contract for individual contracts) as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, Annual Charge and any withdrawal charges.



                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.



                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables





                      The following tables describe the fees and expenses that you will pay when buying, owning, participating, partially withdrawing assets or fully surrendering assets. The first table describes the fees and expenses that you will pay when you buy the contract (for individual contracts) or participate in the plan (have been issued a certificate), take a partial withdrawal, fully surrender, or transfer assets among the investment options. State premium taxes may also be deducted.



Participant Transaction Expenses
--------------------------------------------------------------------------------------------------
Withdrawal Charge (as percentage of purchase payments Number of Full and  Withdrawal Charge as
 partially withdrawn or totally surrendered)          Partially Completed a Percentage of the
                                                      Years Since         Purchase Payment
                                                      Purchase Payment    Partially Surrendered/1/
                                                      Received
                                                      --------------------------------------------
                                                               0                     5%
                                                               1                     5%
                                                               2                     4%
                                                               3                     3%
                                                               4                     2%
                                                           5 or more                 0%
--------------------------------------------------------------------------------------------------
  Transfer Charge                                                      $25.00/2/
--------------------------------------------------------------------------------------------------




                    /1/ A withdrawal charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payment or any amount withdrawn to meet minimum distribution requirements under the Code each certificate year without incurring a withdrawal charge; the free withdrawal amount is not cumulative from certificate year to certificate year. The withdrawal charge will be taken from the amount withdrawn unless otherwise requested.



                    /2/ We assess a $25 transfer charge for each transfer among the Subaccounts after the 6th transfer in a Certificate Year and after the 1st transfer from any fixed guarantee period in a Certificate Year.



                      The next table describes the fees and expenses that you will pay periodically during the time you own the certificate, not including Portfolio fees and expenses.



Periodic Charges Other than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Charge                                                               $40.00/3/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.25%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
-------------------------------------------------------------------------------------
Total Separate Account Annual Expenses                                          1.40%
-------------------------------------------------------------------------------------


                    /3/ This charge is taken on December 31st of each year and at the time the certificate (contract for contracts issued as individual contracts) is surrendered. We will not assess this charge if your Certificate Value is $40,000 or more.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.43%   1.19%
           ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.43% and 1.19%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.



EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and Separate Account annual expenses and Portfolio fees and expenses.



                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:



                         . invested $10,000 in the contract for the time
                           periods indicated;



                         . earned a 5% annual return on your investment; and



                         . surrendered your contract at the end of the stated
                           period.



                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



                                               1 Year 3 Years  5 Years  10 Years
                                               ------ -------  -------  --------
                   Costs Based on Maximum
                     Annual Portfolio Expenses 720.96 1,192.48 1,602.44 3,022.07

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                1 Year 3 Years 5 Years  10 Years
                                                ------ ------- -------  --------
                    Costs Based on Maximum
                      Annual Portfolio Expenses 272.11 835.32  1,424.86 3,022.07



                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:



                         . Separate Account charges of 1.40% (deducted daily at
                           an effective annual rate of the assets in the Separate Account); and



                         . an annual contract charge of $40 (assumed to be
                           equivalent to 0.1% of the Contract Value).

Synopsis


                      What type of contract/certificate am I buying? The contract is a group and individual flexible premium variable deferred annuity and modified guaranteed annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract and certificate. Certain features described in this prospectus may vary from your contract. See "The Contract/Certificate" provision of this prospectus.



                      How does the contract work? This contract is no longer offered for new sales, however, we may issue new certificates under existing plans and additional purchase payments may be accepted for existing certificates, subject to certain limitations as stated in the contract/certificate and the prospectus. During the accumulation period, you can use your purchase payments to buy Accumulation Units under the Separate Account or interests in the Fixed MGA Account. Should you decide to receive annuity payments (annuitize) we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable annuity payments. If you choose variable annuity payments, we will base each periodic income payment upon the number of Annuity Units to which you become entitled at the time you decide to annuitize and the value of each unit on that Valuation Day. See "The Contract/Certificate" provision of this prospectus.



                      What is the Separate Account? The Separate Account is a segregated asset account established under Washington law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.



                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.



                      What is the Fixed MGA Account? We offer fixed investment choices through our Fixed MGA Account. Fixed guarantee periods in the Fixed MGA Account are available ranging from one to ten years. Purchase payments may be allocated to one or more of the Fixed Guarantee Periods. The Fixed MGA Account is part of our General Account and assets allocated to the Fixed MGA Account are allocated interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Fixed MGA Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.



                      The Fixed MGA Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Fixed MGA Account and the Separate Account subject to certain restrictions. Transfers from the Fixed MGA Account prior to the end of the guarantee period will be subject to a market value adjustment. The Fixed MGA Account may not be available in all states or markets. See "The Fixed MGA Account" and the "Transfers Before the Annuity Date" provisions of this prospectus.



                      What charges are associated with this certificate? We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $40 Annual Charge which we will waive if the Certificate Value is at least $40,000 at the time the charge is assessed. A transfer fee of $75 may also be imposed for certain transfers. For a complete discussion of the charges associated with the certificate, see the "Charges and Other Deductions" and the "Transfers" provisions of this prospectus.



                      If your state assesses a premium tax with respect to your certificate, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Certificate Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.



                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio. See the "Fee Tables" section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.



                      We pay compensation to broker-dealers who sell the contracts and enroll new participants in a plan. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.



                      How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your purchase payments are flexible. See "The Contract/Certificate -- Purchase Payments" provision of this prospectus.



                      How will my annuity payments be calculated? We will pay you a monthly income beginning on the Annuity Date if any Annuitant is still living. You may also decide to annuitize under one of the Optional Payment Plans. We will base your initial payment on the Certificate Value and other factors. See the "Annuity Payments" of this prospectus.

                      What happens if I die before the Annuity Date? Before the Annuity Date, if a participant dies while the contract/certificate is in force, the beneficiary will receive a payment. See the "The Death of The Participant and/or Annuitant" provision of this prospectus.



                      May I transfer assets among the investment options?
                        Yes, but there may be limits on how often you may do
                      so. The minimum transfer amount is $1,000 or the entire balance in the Subaccount if the transfer will leave a balance of less than $1,500. You may also make transfers from the Fixed MGA Account to the Subaccounts or to the Fixed MGA Account from the Subaccounts, subject to certain restrictions. See "Transfers Before the Annuity Date," the "Annuity Payments -- Transfers After the Annuity Date" and "The Fixed MGA Account" provisions of this prospectus for more information.



                      May I surrender the certificate or take partial withdrawals? Yes, subject to requirements stated in the certificate and plan contract or individual contract and to restrictions imposed under certain retirement plans.



                      When taking a full surrender or partial withdrawal, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the full surrender or partial withdrawal, a 10% penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Certificate Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.



                      Do I get a free look at this contract/certificate? Yes. Certificate holders may have restrictions imposed by their plan. Individual contract holders and fiduciaries of the group contract (and certain Certificate holders if permitted by the plan) have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date the contract is received, but some states require different periods).



                      If this right is exercised, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value (Certificate Value, if applicable) plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract (certificate, if applicable). Or, if required by the law of your state, we will refund your purchase payments (less any partial withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

Condensed Financial Information



                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.



                      Please see Appendix A for this information.



Investment Results



                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual charges.



                      Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Portfolios, the Portfolios' charges and expenses, and the charges associated with the contract/certificate including the mortality and expense risk charge, the administrative expense charge and the annual charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.



Financial Statements



                      The statutory statements of admitted assets, liabilities and capital and surplus of the Company as of December 3, 2003 and 2002, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flows for the years then ended of the Company and the financial statements of the Separate Account as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003 are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-455-0870 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company



                      We are a stock life insurance company organized under the laws of the State of Delaware in 1956. We principally offer annuity contracts, interest-sensitive life insurance policies, accidental death and dismemberment policies and long-term care insurance policies. We are admitted to do business in 48 states and the District of Columbia. Our principal offices are located at 6604 West Broad Street, Richmond, Virginia 23230. Our Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania 19312-0031.







                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. The GE Investments Funds, Inc. are also indirectly owned by the General Electric Company and therefore the Company and the GE Investments Funds, Inc. are affiliated companies.



                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account




                      We established the Separate Account as a separate investment account is 1981 pursuant to Washington law. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.



                      Currently, there are multiple Subaccounts of the Separate Account available under the contract/certificate. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.



                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.



                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.



THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract/certificate.
                      You select the Subaccounts to which you allocate purchase payments.



                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.



                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.



                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.



VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS           You may allocate purchase payments from among the
                      following subaccounts, each of which invests in an underlying Portfolio listed below.



FRANKLIN TEMPLETON Templeton Foreign Securities Seeks long-term capital growth.          Templeton Investment
VARIABLE INSURANCE  Fund -- Class 1 shares                                               Counsel, LLC
PRODUCTS TRUST
                   ------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                  Seeks maximum income consistent with     GE Asset Management
FUNDS, INC.                                     prudent investment management and        Incorporated
                                                preservation of capital.
                   ------------------------------------------------------------------------------------------
                   International Equity Fund    Seeks long-term growth of capital.       GE Asset Management
                                                                                         Incorporated
                   ------------------------------------------------------------------------------------------
                   Money Market Fund            Seeks the highest level of current       GE Asset Management
                                                income consistent with the preservation  Incorporated
                                                of capital and maintenance of liquidity.
                   ------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund   Seeks long-term growth of capital and    GE Asset Management
                                                future income rather than Current        Incorporated
                                                income.
                   ------------------------------------------------------------------------------------------
                   U.S. Equity Fund             Seeks long-term growth of capital        GE Asset Management
                                                                                         Incorporated
                   ------------------------------------------------------------------------------------------
                   Value Equity Fund            Seeks long-term growth of capital and    GE Asset Management
                                                future income.                           Incorporated
                   ------------------------------------------------------------------------------------------





                      Not all of these Portfolios may be available in all states or in all markets.



                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial withdrawal proceeds, to make annuity payments, or for other purposes described in the contract/certificate. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners/participants as additional units, but instead reflect them in unit values.



                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.



                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.



                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor may pay us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.



                      We may also receive service share fees from certain of the Portfolios. These fees are deducted from Portfolio assets attributable to the contracts/certificates and are for the administrative services we provide to those Portfolios.



                      The prospectus for the Fund which accompanies this prospectus contains a full description of the Portfolios, including the investment objectives, policies and restrictions of the Portfolios and should be read by a prospective purchaser before investing.



CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE              deletions and substitutions for the Portfolios. We may
ACCOUNT AND           substitute shares of other portfolios for shares already
THE SUBACCOUNTS       purchased, or to be purchased in the future, under the
                      contract/certificate. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.



                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts/certificates.



                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Fixed MGA Account



                      Fixed investment choices are available through the Fixed MGA Account. The Fixed MGA Account is part of our General Account and assets allocated to the Fixed MGA Account are allocated interest at declared rates we guarantee for selected periods of time. Transfers, partial withdrawals and/or surrenders made from the Fixed MGA Account prior to the end of the fixed guarantee period are subject to a market value adjustment.



                      Fixed Guarantee Periods. Fixed Guarantee Periods are available which guarantee an interest rate for Guarantee Periods from one to ten years. Purchase Payments may be allocated to one or more of the Fixed Guarantee Periods. However, no more than 10 fixed guarantee periods may be selected at any one time. A new Fixed Guarantee Period is established on each date that Purchase Payments are allocated or values are transferred to a Fixed Guarantee Period. Each Fixed Guarantee Period may have a different guaranteed interest rate.



                      Fixed MGA Account Value. The fixed MGA account value is the sum of the value in each fixed guarantee period. The value in each fixed guarantee period is equal to the amount allocated or transferred to that fixed guarantee period, plus credited interest, less any taxes previously deducted, less the amount of any Annual Charge previously deducted, less any amounts previously transferred or withdrawn from that fixed guarantee period (including any transfer or withdrawal charges arising from any previous transfer or withdrawal) and plus or minus any market value adjustment arising from any previous transfer or withdrawal.



                      Market Value Adjustment. The market value adjustment may be either negative or positive. It will be deducted from or added to (1) any transfer or withdrawal from a fixed guarantee period prior to the end of that guarantee period or (2) the amount annuitized from a fixed guarantee period if the Annuity Date is prior to the end of that guarantee period.



                      The market value adjustment is determined by the following formula:



                          A x [(1+B) divided by (1+C)/n/365/ - 1]



Where: n = the remaining number of days in the fixed guarantee period;
       A = the amount transferred, withdrawn or annuitized from the fixed guarantee period;
       B = the guaranteed annual interest rate for the fixed guarantee period;
           and
       C = the current guaranteed annual interest rate we are offering for a Guarantee Period of duration of years represented by n/365. When n/365 if not a whole number, we determine C by straight-line interpolation. If n/365 if less than 1, we will assume C is equal to the rate for a one-year Guarantee Period.

                      In no event will a negative market value adjustment be an amount below the minimum non-forfeiture rate prescribed by the state in which the contract was issued.



                      Transfers. Transfers from a fixed guarantee period are subject to the transfer provisions in the "Transfers" section of this prospectus.



                      Interest Rates. Unless we state differently, interest will be credited daily (except for February 29th) to achieve the guaranteed annual yield for each fixed guarantee period in which Purchase Payments are allocated. For the guarantee periods which begin on the effective date, the guaranteed annual yield is shown on the Certificate Schedule (the contract schedule for contracts issued as individual contracts). There are no guaranteed minimum interest rates for reinvestment of fixed MGA account values, except we guarantee that the rates on reinvestment will never be less than the minimum nonforfeiture rate prescribed by the state in which the contract was issued.



                      End of Guarantee Period. Forty five (45) days prior to the end of a fixed guarantee period, we will send notice to the participant (contract owner for individual contracts) that the end of the guarantee period is approaching. The participant can then select, by notification to our Service Center, a new Fixed Guarantee Period or transfer money to a Subaccount, effective at the end of the terminating fixed guarantee period. If notification is not received prior to the end of the fixed guarantee period, the money will be reinvested in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.



                      The selection of a new fixed guarantee period or a transfer into a Subaccount shall not apply against the once per Certificate Year transfer privilege provided in the "Transfers" section of this prospectus. The Participant may give continuous notification by leaving instructions for the reinvestment of all fixed guarantee periods. The minimum amount necessary to start a new fixed guarantee period is $2000. If notification is given to start a new Guarantee Period with less than $2000, the amount will be reinvested in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Charges and Other Deductions



                      The contracts were sold through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract/certificate benefits through fees and charges imposed under the contracts/certificates. See the "Distribution of the Contracts" provision in this prospectus for more information.



                      Some of the administrative services listed above are performed by our Service Center a third party service provider, Delaware Valley Financial Services, Inc. ("Delaware Valley"). Delaware Valley is not affiliated with the Company and we pay them to perform various administrative services for the contracts. These tasks are performed at a Service Center located in Berwyn, Pennsylvania. Although many services are performed by Delaware Valley, we are in no way relieved from our contractual obligations.



                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets allocated to the Fixed MGA Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.



                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts/certificates. We incur certain costs and expenses for the distribution and administration of the contracts/certificates and for providing the benefits payable thereunder. Some of the administrative services provided include:



                         . processing applications for and issuing the
                           contracts/certificates;



                         . maintaining records;



                         . administering annuity payments;



                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);



                         . reconciling and depositing cash receipts;



                         . providing contract/certificate confirmations and
                           periodic statements;



                         . providing toll-free inquiry services; and



                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:



                         . the risk that the death benefit will be greater than
                           the Withdrawal Value;



                         . the risk that the actual life-span of persons
                           receiving income payments under the
                           contract/certificate will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract/certificate and cannot be changed);



                         . the risk that more owners than expected will qualify
                           for waivers of the withdrawal charges; and



                         . the risk that our costs in providing the services
                           will exceed our revenues from contract/certificate charges (which cannot be changed by us).



                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSACTION
EXPENSES



WITHDRAWAL CHARGE     We assess a withdrawal charge on partial withdrawals and
                      full surrenders of purchase payments taken within the first five years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract/certificate distribution costs.



                      We calculate the withdrawal charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. Unless specifically stated otherwise, the withdrawal charge will be deducted proportionately from the Subaccounts and the fixed guarantee periods, except that fixed guarantee periods of the same duration shall be considered as one for withdrawal purposes. The surrender charge is as follows:



        Number of Full and Partially        Withdrawal Charge as a Percentage
      Completed Years Since We Received      of the Surrendered or Partially
            the Purchase Payment               Withdrawn Purchase Payment
   --------------------------------------------------------------------------
                      0                                    5%
                      1                                    5%
                      2                                    4%
                      3                                    3%
                      4                                    2%
                  5 or more                                0%
   --------------------------------------------------------------------------

                      We do not assess the withdrawal charge on surrenders or partial withdrawals on amounts representing gain (as defined below).





                      You may surrender or partially withdraw any gain in your certificate (contract if an individual contract) free of any withdrawal charge. We calculate gain in the contract/certificate as: (a) plus (b) minus (c) minus
                      (d), but not less than zero where:



                       (a) is the Contract/Certificate Value on the Valuation Day we receive your partial withdrawal or total surrender request;



                       (b) is the total of any partial withdrawals (including withdrawal charges and market value adjustment) previously taken;



                       (c)  is the total of purchase payments made; and



                       (d)  is the total of any gain previously withdrawn.





                      You may specify the Subaccount(s) or fixed guarantee period(s) from which the partial withdrawal is to be made. If no specification is made, the partial withdrawal will be made from the Subaccounts and each fixed guarantee period in the same proportion that the assets allocated to such Subaccounts and the Fixed MGA Account for such fixed guarantee period bears to all your assets allocated in the Separate Account and Fixed MGA Account.



                      The amount available for withdrawal is the Certificate Value (Contract Value for contracts issued as individual contracts), less any withdrawal charge, plus or minus any amount for a market value adjustment for withdrawals from the fixed guarantee periods, less any applicable taxes assessed, and the Annual Charge if the withdrawal is a full surrender and such surrender does not occur on December 31.



DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an annual rate of 1.40% of the daily net
SEPARATE              assets of the Separate Account. The charge consists of an
ACCOUNT               administrative expense charge at an effective annual rate
                      of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract/Certificate Value.



OTHER CHARGES



ANNUAL CONTRACT       We will deduct an annual charge of $40 from your
CHARGE                Certificate Value (Contract Value for contracts issued as
                      individual contracts) to compensate us for certain administrative expenses incurred in connection with the contract/certificate. We will deduct the charge on December 31st of each calendar year and at surrender.
                      In the first Certificate Year (Contract Year for individual contracts), a pro-rata portion of the Annual
                      Charge will be deducted on December 31st. The Annual
                      Charge is also deducted on a total surrender if the date of such surrender is not December 31st. If the Annuity
                      Date is not December 31st, a pro-rata portion of the Annual Charge is deducted on the Annuity Date. The Annual
                      Charge is deducted from each Subaccount and each fixed guarantee period in the same proportion that your assets in such accounts bears to the Certificate Value (Contract
                      Value for individual contracts). We will waive this charge if your Contract/Certificate Value at the time of deduction is $40,000 or more.





DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or your Contract/Certificate Value when the premium tax is incurred or when we pay proceeds under the contract/certificate (proceeds include partial withdrawals and total surrenders, income payments and death benefit payments).



                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.



OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these charges, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.



                      In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract/Certificate



                      The contract is a group and individual deferred variable annuity and modified guaranteed annuity contract. We describe your rights and benefits below and in the contract and certificate, if applicable. There may be differences in your contract/certificate (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract/certificate. We will include any such differences in your contract/certificate.



PURCHASE OF           Contracts are sold through authorized sales
THE CONTRACT/         representatives. The sales representative will send the
PARTICIPATION IN      completed application to us, and we will decide whether
THE PLAN              to accept or reject it. If we accept the application, our
                      legally authorized officers prepare and execute a contract. We then send the contract to your plan trustee
                      (we will send the contract to you if the contract is an individual contract) through your sales representative.
                      See the "Distribution of the Contracts" provision for more information.



                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply the initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.



                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant cannot be older than age 85, unless we approve a different age.



                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract/certificate is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits the exchange of one annuity contract for another in a "tax-free exchange." Therefore, the proceeds from another annuity contract can be used to make purchase payments for this contract/certificate. (There may be restrictions imposed by the plan in which you're participating). Before making an exchange to acquire this contract/certificate, you should carefully compare this contract/certificate to your current contract. You may have to pay a withdrawal charge under your current contract to exchange it for this contract/certificate, and this contract/certificate has its own withdrawal charges which would apply to you. The fees and charges under this contract/certificate may be higher (or lower), and the benefits may be different, than those of your current contract/certificate. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract/certificate for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract/certificate generally will earn a commission. Please note that your plan may have restrictions with regard to the purchase or exchange into the contract/certificate.





PARTICIPATION IN THE  Participants in a plan (certificate holders) may name a
PLAN (OWNERSHIP, IF   joint participant. A spousal joint participant will be
AN INDIVIDUAL         deemed the only primary beneficiary under the
CONTRACT)             certificate, regardless of any other designations made. A
                      participant (the certificate holder) and a spousal joint participant may exercise rights on behalf of each other, except for a change of participant or joint participant.
                      A participant and a non-spousal joint participant must exercise rights under the certificate jointly.



                      A participant may be changed by notifying our Service Center in writing. The change will be effective as of the date the notice was signed. The Company may impose limits on the age of the new participant, consistent with the age limits on original participants. The Company is not liable for payments made or actions taken prior to receipt of the notice.



                      Contract owners (for contracts issued as individual contracts) may name a joint owner. The spousal joint owner will be deemed the only primary beneficiary under the contract, regardless of any other designations made. An owner and a spousal joint owner may exercise rights on behalf of each other, except for the change of an owner or joint owner. A non-spousal joint owner must exercise rights under the contract jointly.



                      An owner may be changed by notifying our Service Center in writing. The change will be effective as of the date the notice was signed. The Company may impose limits on the age of the new participant, consistent with the age limits on original participants. The Company is not liable for payments made or actions taken prior to receipt of the notice.

                      During the Annuitant's life, the participant and/or joint participant participating in a group contract, or the owner and/or joint owner of an individual contract may, before the Annuity Date, change:



                         . the optional payment plan



                         . the Annuity Date; and



                         . the allocations of the investments among the
                           Subaccounts and/or Fixed MGA Account



                      Our Service Center must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before the change is recorded by our Service Center.



ASSIGNMENT            The participant (or the owner if the contract was issued
                      as an individual contract) may make a collateral assignment of his or her rights under the certificate/contract to a creditor as a security for a debt upon written notice to our Service Center. We are not responsible for the validity of an assignment, nor are we liable for payments made or action taken prior to receiving the notice for assignment. The rights of an assignee have priority over the rights of the beneficiary, unless the beneficiary was effectively designated as an irrevocable beneficiary prior to the assignment.





                      Generally, Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.



                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the participant and the assignee regarding the proper allocation of certificate rights.



                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the certificate for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.



                      Assignment of the entire Contract Value/Certificate Value may cause the portion of the contract/certificate exceeding the total investment in the contract/certificate and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 or any allocation which would result in a total of more than $500,000 in all fixed guarantee periods in the Fixed MGA Account.
                      Payments may be made at any time prior to the Annuity
                      Date, the surrender of the contract/certificate, or the death of the participant or joint participant, as applicable (owner or joint owner if the contract was issued as an individual contract (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.



                      The minimum initial purchase payment is $5,000. Each additional purchase payment must be at least $500, $100 if paid pursuant to an automatic payment plan and $2,000 for payments allocated to any fixed guarantee period of the Fixed MGA Account for other Qualified Contracts.



VALUATION DAY         We will value Accumulation and Annuity Units once daily
                      as of the close of regular trading (currently 4:00 p.m.
                      Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.



ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio,
PAYMENTS              and/or the Fixed MGA Account, according to your
                      instructions. You may allocate purchase payments to up to 8 Subaccounts and 10 fixed guarantee periods of the Fixed
                      MGA Account at any one time. The percentage of any purchase payment which you can put into any one
                      Subaccount must be a whole percentage and cannot be less than $100; the minimum allocation to any one fixed guarantee period must be at least $2,000. Any allocation which would result in a total of more than $500,000 in all fixed guarantee periods requires prior approval of the company.



                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payments at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.



                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new purchase payments made after we receive notice of the change.



VALUATION OF          Partial withdrawals, total surrenders and/or payment of
ACCUMULATION          the death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract/certificate by the Accumulation Unit value for that day.



                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.



                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers




TRANSFERS BEFORE THE  Transfers may be made between and among the Subaccounts
ANNUITY DATE          and the fixed guarantee periods. All transfers are
                      subject to the following:



                        (1) Six transfers may be made among the Subaccounts
                            each Certificate Year without charge. A charge of $25 will be imposed on any transfer made after the 6th transfer in a Certificate Year. One transfer may be made from or between the fixed guarantee periods each Certificate Year. A $25 transfer charge will be assessed for each transfer from the fixed guaranteed period after the first in a Certificate Year. Transfer charge will be deducted from the amount which is transferred if the entire amount in the Subaccount or fixed guarantee period is being transferred; otherwise the transfer charge will be deducted from the Subaccount or fixed guarantee period from which the transfer is made. If a transfer is made from more than one Subaccount or fixed guarantee period, the transfer charge will be deducted from such Subaccounts and/or fixed guarantee periods in the same proportion that the amount transferred from each Subaccount or fixed guarantee period bears to the total amount transferred.



                        (2) The minimum amount which may be transferred from a
                            Subaccount or a fixed guarantee period is $1,000 or the entire balance is the Subaccount or fixed guarantee period if the remaining balance is less than $1500.



                        (3) The minimum amount which must remain in a
                            Subaccount or fixed guarantee period after the transfer is $500.



                        (4) Once per Certificate Year a transfer may be made
                            from one or more fixed guarantee period(s) to other fixed guarantee period(s) or Subaccount(s). No transfer from a fixed guarantee period may be made in a Certificate Year when any such transfer has already been made. A transfer from one fixed guarantee period to another initiates a new fixed guarantee period. Transfers from fixed guarantee periods will be subject to a market value adjustment.



                        (5) Transfers may not result in allocations to more
                            than 8 Subaccounts and 10 fixed guarantee periods at any one time.



                        (6) We reserve the right, at any time and without prior
                            notice to any party, to terminate, suspend or modify the transfer privileges described in this prospectus.



                        (7) Any transfer from Subaccounts which would result in
                            a total of more than $500,000 in all fixed guarantee periods requires prior approval by the Company.

                        (8) Any transfer from fixed guarantee periods of the
                            same duration shall be considered one for transfer purposes and amounts will be transferred on a first-in, first-out basis.



                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests; and/or



                        (2) the transfer would adversely affect Accumulation
                            Unit values.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 6 transfers allowed each Certificate Year free of charge as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Service Center.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.



TELEPHONE/            All participants (owners for individual contracts) may
INTERNET              make their transfers by calling or electronically
TRANSACTIONS          contacting our Service Center, provided we receive
                      written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and internet include, but are not limited to:



                        (1) Transfers of assets among the Subaccounts or
                            between the Subaccounts and the fixed guarantee period(s) in any Certificate Year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);



                        (2) Dollar Cost Averaging; and



                        (3) Portfolio Rebalancing.



                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/internet instructions;



                        (2) confirming the telephone/internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.



                      We reserve the right to limit or prohibit telephone and internet transactions.



                      We may delay making a payment or processing a transfer request if:



                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;



                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;



                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or



                        (4) the SEC by order permits postponement of payment to
                            protect our owners.



                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Certificate Value/Contract Value may be affected since owners will not have access to their account.



CONFIRMATION OF       We will not be liable for following instructions that are
TRANSACTIONS          reasonably genuine. We will send you a confirmation of
                      any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.



SPECIAL NOTE ON       Please note that the internet or our Service Center's
RELIABILITY           telephone system may not always be available. Any
                      computer system or telephone system, whether it is yours, our service providers, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center Office.





PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Fixed MGA
                      Account. You may elect to participate in the Portfolio
                      Rebalancing program at any time by completing the Portfolio Rebalancing agreement.



                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a Certificate Year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals



SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially withdraw your Certificate Value (Contract Value
WITHDRAWALS           for individual contracts) at any time before the Annuity
                      Date upon your written request, subject to the conditions discussed below.



                      We will not permit a partial withdrawal that is less than $1,000 or a partial withdrawal which would reduce your Certificate Value/Contract Value to less than $1,500. If your partial withdrawal request would reduce Certificate Value/Contract Value to less than $1,500, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts and your plan may impose additional restrictions.



                      On partial withdrawals, the amount withdrawn is equal to the requested amount minus any withdrawal charge, minus any premium taxes assessed, plus or minus a market value adjustment, if applicable. The charges will be subtracted from the Subaccounts and the fixed guarantee periods proportionately, except that fixed guarantee periods of the same duration will be considered one for withdrawal purposes.



                      You may specify the Subaccount(s) or fixed guarantee period(s) from which the partial withdrawal is to be made. If no specification is made, the partial withdrawal will be made from the Subaccounts and each fixed guarantee period in the same proportion that the assets allocated to such Subaccounts and the Fixed MGA Account for such fixed guarantee period bears to all your assets allocated in the Separate Account and Fixed MGA Account.



                      The amount available for withdrawal is the Certificate Value (Contract Value for contracts issued as individual contracts), less any withdrawal charge, plus or minus any amount for a market value adjustment for withdrawals from the fixed guarantee periods, less any applicable taxes assessed, and the Annual Charge if the withdrawal is a full surrender and such surrender does not occur on December 31.



                      The amount payable on full surrender of the certificate/contract is the Withdrawal Value at the end of the Valuation Period during which we receive the request. The Withdrawal Value equals:



                        (1) the Certificate Value/Contract Value on the
                            Valuation Day we receive a request for surrender; plus or minus



                        (2) any current market value adjustment for amounts
                            withdrawn from the fixed guarantee periods, less



                        (3) the Annual Charge if the surrender is not made on
                            December 31st on the waiver does not apply; less

                        (4) any applicable withdrawal charge; less



                        (5) any applicable premium tax.



                      We may pay the Withdrawal Value in a lump sum or under one of the optional payment plans specified in the certificate/contract, based on your instructions.





                      We may delay making a payment if:



                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;



                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;



                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or



                        (4) the SEC by order permits postponement of payment to
                            protect our owners and participants.



                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Certificate Value/Contract Value may be affected since participants (owners) will not have access to their account.



                      Please remember that a partial withdrawal will reduce the death benefit by the proportion that the partial withdrawal (including any applicable withdrawal charges, premium tax and any negative market value adjustment) reduces your Certificate Value/Contract Value. See "The Death Benefit" provision in this prospectus.



                      Surrenders and partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.



RESTRICTIONS          Section 830.105 of the Texas Government Code permits
ON                    participants in the Texas Optional Retirement Program to
DISTRIBUTIONS         withdraw their interest in a variable annuity contract
FROM CERTAIN          issued under the Texas Optional Retirement Program only
CONTRACTS             upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;



                        (2) retirement;

                        (3) death; or



                        (4) the participant's attainment of age 70 1/2.



                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract/certificate.







The Death Benefit



DEATH PRIOR TO THE    Upon the death of the Participant or non-spouse joint
ANNUITY DATE          participant prior to the Annuity Date, we will pay the
                      death benefit to the named beneficiary. If the spouse joint participant dies prior to the participant's death, no death benefit is payable. If the participant is not a person and if any Annuitant dies prior to the Annuity
                      Date, we will pay the death benefit to the named beneficiary, except as provided below.



                      If the Annuitant is not the participant and the Annuitant dies prior to the Annuity Date, a death benefit is payable only if the participant is not a person. If the participant is a person, the participant must select a new annuitant. If a new Annuitant is not selected within 30 days of the death of the original Annuitant, the participant will become the named Annuitant.



DEATH AFTER THE       On the death of the Annuitant after the Annuity Date, any
ANNUITY DATE          guaranteed amounts remaining unpaid will be paid to the
                      named beneficiary under the same method of distribution in force at the date of death (See the "Annuity Payments" provision of this prospectus.)



DEATH BENEFIT         The death benefit is the greater of (a) or (b) as of the
                      Valuation Period when both due proof of death and a payment election are received by us, where:



                        (a) is equal to the Minimum Death Benefit as specified
                            on the Certificate Schedule, and



                        (b) is equal to the Certificate Value. If no payment
                            election is received, the death benefit will be determined as of 6 months after receipt of due proof of death.

PAYMENT OPTIONS       The death benefit must be paid under one of the following
                      methods:



                         . The beneficiary must receive the death benefit
                           within five years after the death of the participant (or death of the Annuitant if the participant is a non-natural person).



                         . The beneficiary may elect to receive the death
                           benefit under an Payment Option under which payments begin within one year of the death of the participant (or the death of the Annuitant if the participant is a non-natural person). In no case may an Annuity Option be chosen where payments extend beyond the beneficiary's life or life expectancy.



                         . If the primary beneficiary is the surviving spouse
                           of the participant, such spouse may choose one of the Payment Options or he or she may elect to continue the certificate as the participant in which case, no death benefit.



                         . If the Participant is not a person, then as primary
                           beneficiary a surviving spousal Annuitant or Joint Annuitant may choose one of the preceding Annuity Payment Options or may elect to continue the Certificate in force. No death benefit will be paid in that event, and such an election shall not affect ownership of this Certificate.



                      We will notify the beneficiary of these choices. If the beneficiary does not respond, we may make a lump sum payment of the death benefit six months after such notice and receipt of due proof of death of the death which causes payment of the death benefit.



                      Prior to his or her death, a Participant may make elections regarding Payment Options for a beneficiary. A beneficiary may not revoke such an election.



BENEFICIARY           The beneficiary is the person designated to receive
AND DISTRIBUTION      payment of the death benefit upon the death of the
RULES                 participant (or death of the owner if the contract is
                      issued as an individual contract) or receive the remaining payments upon the death of the Annuitant if a period certain Payment Option is elected at the Annuity
                      Date and all payments have not been distributed at the time of the Annuitant's death.



                      The participant (or owner for individual contracts) chooses the beneficiary on the application. The beneficiary may be changed by written notice to our Service Center, provided such notice is received prior to the time a death benefit is payable. A beneficiary may also be named irrevocably, in which case a change can only be made with the current-named beneficiary's consent.

                      For purposes of distribution, the following rules will apply:



                         . A spousal joint participant will be deemed the only
                           primary beneficiary under the certificate, regardless of any other beneficiary designation. If the participant is not a person, and if the Annuitant and Joint Annuitant are spouses, then the surviving spousal Annuitant or Joint Annuitant will be deemed the only primary beneficiary under the certificate, regardless of any other beneficiary designation.



                         . Equal shares will be paid when there is more than
                           one primary beneficiary.



                         . A contingent beneficiary will be paid only when
                           there are not surviving primary beneficiary(ies). Equal shares will be paid when there is more than one contingent beneficiary.



                         . If any beneficiary dies before the death which
                           causes payment of the death benefit, the estate or heirs of such beneficiary will have no rights to any portion of the death benefit. If any beneficiary dies within 15 days after the death which causes payment of the death benefit and before we make any payment, payment will be made as if that beneficiary died before the death which caused payment of the death benefit.



                         . If a surviving spousal joint participant, as primary
                           beneficiary, dies prior to receiving the entire death benefit, we will pay any then-surviving contingent beneficiaries designated under the certificate rather than the spousal joint participant's estate, unless the spousal joint participant has designated otherwise.



                         . If no beneficiary survives the participant, we will
                           pay the participant's estate. If no beneficiary survives the Annuitant, we will pay the participant.

Annuity Payments



GENERAL Annuity payments will commence on the Annuity Date. We will pay the Annuitant unless you ask that the payment be made to another payee and we agree. The participant/owner for contracts issued as individual contracts is the Annuitant unless another person designated as Annuitant is living. A participant/owner for contracts issued as individual contracts who is not a person must name a living person as Annuitant.



                      Any applicable premium taxes, if not previously paid, will be paid at the Annuity Date. Premium taxes imposed by states and local jurisdictions currently range from 0% to 3.5% depending on the tax treatment of the certificate/contract.



ANNUITY DATE          You may select the Annuity Date and a Payment Option. The
                      date on which Annuity Payments are to start generally is the first day of a calendar month immediately following the later of:



                        (1) the Certificate Anniversary immediately following
                            the Annuitant's 85th birthday; or



                        (2) 10 years after the effective date.



                      You may change the Annuity Date or the Annuity Payment Option on written Notice received at our Service Center at least 30 days prior to the current Annuity Date. The new Annuity Date must be the first or the fifteenth day in a calendar month. Thereafter, neither the participant nor any beneficiary may change the schedule of payments.





                      If the Annuity Date is not at the end of the guarantee period for assets allocated to any fixed guarantee period, a market value adjustment will be applied on the Annuity Date to all applicable assets in the Fixed MGA Account. Annuity payments must begin no later than the Annuity Date. If the participant (owner for individual contracts) has not chosen a Payment Option, payments will be made for the Life of the Annuitant with a 10 year period certain (Option 3).



PAYMENT OPTIONS       Annuity benefits currently are available under the
                      contract/certificate only on a fixed basis. You may select any one of the following Payment Options. We may make other Payment Options, including variable Annuity
                      Payment Options, available from time to time. Treasury regulations may preclude the availability of certain
                      Annuity Payment Options in connection with certain
                      Qualified Contracts.



                      Option 1 -- Payments for a Fixed Period: We will make payments for the period chosen. The period must be at least 10 years.



                      Option 2 -- Life Annuity: We will make payments during the life of the Annuitant.

                      Option 3 -- Life Annuity With Payments for a Certain
                      Period: We will make payments for the guaranteed period chosen (5, 10, 15 or 20 years) and as long thereafter as the Annuitant lives.



                      Option 4 -- Joint and Survivor Life Annuity: We will make payments during the lifetimes of the Annuitant and a designated second person. Payments will continue as long as either is living.



AMOUNT OF FIXED       Determining Amount of Fixed Annuity Payments.  We
ANNUITY PAYMENTS      determine the amount of fixed annuity payments by
                      applying the adjusted Certificate Value to the fixed annuity payment tables contained in the contract/certificate. The adjusted Certificate Value is the Certificate Value immediately preceding the Annuity
                      Date, plus or minus the market value adjustment applicable to fixed guarantee periods which are not at the end of their guarantee periods, less any applicable taxes and less any pro-rata share of the Annual Charge if the Annuity Date is not December 31. The amount of each fixed annuity payment will remain constant.



                      Minimum Annuity Payments. Annuity payments will be made monthly unless you choose less frequent payments. If any payment would be less than $100 we may change the frequency so payments are at least $100 each. If the Certificate Value to be applied at the Annuity Date is less than $2,500, we may elect to pay that amount in a lump sum. For tax consequences of a lump sum payment, see "Annuity Payments" under "Federal Tax Considerations" provision of this prospectus.



BASIS OF ANNUITY      The Annuity Payment rates are based on the 1983 Table "a"
RATES                 for Individual Annuity Valuation with interest at 3%,
                      except for Certificates issued in certain states or in connection with certain employer-sponsored plans where we may not use gender-based tables. If we offer better payment rates for similar annuities at the Annuity Date, we will substitute such rates for the rates in the Fixed
                      Annuity payment table.



AMOUNT OF             If we should agree to make annuity payments available on
VARIABLE ANNUITY      a variable basis, the following shall apply:
PAYMENTS
                      Determination of Amount of the First Variable Annuity
                      Payment. We determine the first variable annuity payment by applying that portion of the adjusted Certificate
                      Value used to purchase a variable annuity to the variable annuity payment tables contained in the contract/certificate. We based the tables on the 1983-a
                      Individual Annuity Valuation and reflect an assumed interest rate of 4% per year.

                      Annuity Units and the Determination of Subsequent Variable Annuity Payments. We will base variable annuity payments after the first on the investment performance of the Subaccounts selected. We determine the amount of such subsequent payments by dividing the amount of the first annuity payment from each Subaccount by the then current annuity unit value for such Subaccount to establish the number of annuity units which we will thereafter use to determine payments. This number of annuity units for each Subaccount is then multiplied by the annuity unit value for that Subaccount, and we then total the resulting amounts for each Variable Subaccount to arrive at the amount of the payment we make. The number of annuity units remains constant during the annuity payment period, but the dollar amount of the payments will vary.



                      We determine the value of an annuity unit for each Subaccount for any Valuation Period by multiplying the annuity unit value for the immediately preceding Valuation Period by the net investment factor for that Variable Subaccount for the Valuation Period for which we are calculating the annuity unit value and by a factor to neutralize the assumed interest rate.


                      A 4% assumed interest rate is built into the annuity tables used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 4% annually, annuity payments will be level.




TRANSFERS AMONG       If we are making variable Annuity Payments, the payee may
THE SUBACCOUNTS       change the Subaccounts from which we are making the
AFTER THE ANNUITY     payments once each calendar year. The transfer will be
DATE                  effective as of the end of the Valuation Period during
                      which we receive written request at our Service Center.
                      However, we reserve the right to limit the number of transfers if necessary for the contract/certificate to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit Values. If the number of Annuity Unites remaining in the Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Unites of that Subaccount after the transfer is at least 1. The amount of the Annuity Payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Date.





                      We do not permit transfers between the subaccounts and the fixed guaranteed periods of the Fixed MGA Account after the Annuity Date. We also do not permit transfers between and among the fixed guarantee periods of the Fixed MGA Account after the Annuity Date.

Federal Tax Matters


INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract/certificate is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.



                      This discussion does not address all of the Federal income tax rules that may affect you and your contract/certificate. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract/certificate. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.



TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.



                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:



                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);



                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;



                         . the owner's right to choose particular investments
                           for a contract must be limited; and



                         . the contract's Annuity Date must not occur near the
                           end of the Annuitant's life expectancy.



                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.



                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.



                      Investments in the Separate Account must be diversified. For a contract and the certificate thereunder, to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner/participant could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract/certificate.



                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."



                      Restrictions on the extent to which an owner/participant can direct the investment of assets. In some circumstances, owners/participants of variable contracts/certificates who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract/certificate, we believe that the owner/participant of a contract/certificate should not be treated as the owner of the separate account assets. We reserve the right to modify the contract/certificate to bring it into conformity with applicable standards should such modification be necessary to prevent an owner/participant of the contract/certificate from being treated as the owner of the underlying separate account assets.



                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's/certificate's purchase payments paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract/certificate could be taxable each year as they accrue.



                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract/certificate or of any transaction involving a contract/certificate. However, the remainder of this discussion assumes that your contract/certificate will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value/Certificate Value until there is a distribution from your contract/certificate.



                      Partial withdrawals and full surrenders. A partial withdrawal occurs when you receive less than the total amount of the Withdrawal Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value/Certificate Value before the partial withdrawal exceeds your "investment in the contract/certificate." (This term is explained below.) This income (and all other income from your contract/certificate) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.



                      A full surrender occurs when you receive the total amount of the Withdrawal Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract/certificate."



                      Your "investment in the contract/certificate" generally equals the total of your purchase payments under the contract/certificate, reduced by any amounts you previously received from the contract/certificate that you did not include in your income.



                      Your contract/certificate, imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as a partial withdrawals from the contract/certificate.





                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value/Certificate Value as a partial withdrawal of such amount or portion.



                      Gifting a contract/certificate. If you transfer ownership of your contract/certificate -- without receiving a payment equal to your Contract Value/Certificate Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value/Certificate Value to the extent it exceeds your "investment in the contract/certificate." In such a case, the new owner's/participant's "investment in the contract/certificate" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract/certificate." We will notify you annually of the taxable amount of your annuity payment.



                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract/certificate." If annuity payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract/certificate" has been recovered, the unrecovered amount generally will be deductible.



                      If proceeds are left with us, they are taxed in the same manner as a surrender. The owner/participant must pay tax currently on the interest credited on these proceeds.



                      Taxation of the death benefits. We may distribute amounts from your contract/certificate because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Date.



                      Taxation of Death Benefit if Paid Before the Annuity Date.



                         . The death benefit is taxed in the same manner as an
                           annuity payment if received under a payment option.



                         . If not received under a payment option, the death
                           benefit is taxed in the same manner as a surrender.



                      Taxation of Death Benefit if Paid After the Annuity Date.



                         . If received in accordance with the existing payment
                           option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract/certificate." All annuity payments in excess of the unrecovered "investment in the contract/certificate" are includible in income.



                         . If received in a lump sum, the tax law imposes tax
                           on a death benefit to the extent that it exceeds the unrecovered "investment in the contract/certificate."



                      Penalty taxes payable on partial withdrawals, surrenders, or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract/certificate that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders, or annuity payments that:



                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);



                         . a beneficiary receives on or after the death of an
                           owner/participant; or



                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.





                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a full surrender, or a partial withdrawal that you must include in income. For example:



                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;



                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.



                      The effects of such aggregation are not clear. However, it could affect:



                         . the amount of a surrender or an annuity payment that
                           you must include in income; and



                         . the amount that might be subject to a penalty tax.



SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.



                      Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.



QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts."

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract and certificates thereunder with the various types of qualified retirement plans. Persons intending to use the contract and certificates thereunder in connection with a qualified retirement plan should obtain advice from a tax adviser.



                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:



                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract and certificates thereunder for qualification as an IRA.



                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.



                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract and any certificates thereunder as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract and any certificates thereunder unless we consent.



                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.



                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.



                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.



                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.



                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.



                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.



                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:



                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;



                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;



                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.



                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.



                      Under most qualified plans, the owner/participant must begin receiving payments from the contract/certificate in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" do not apply to a Roth IRA before the owner's/participant's death.



                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract/certificate." Thus, under many Qualified Contracts there will be no "investment in the contract/certificate" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.



                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:



                         . received on or after the owner reaches age 59 1/2;



                         . received on or after the owner's/participant's death
                           or because of the owner's/participant's disability (as defined in the tax law);



                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or



                         . received as reimbursement for certain amounts paid
                           for medical care.



                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified
                      retirement plan to another.   Rollovers and
                      transfers: In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.



                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner/participant elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.



                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.



FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract/certificate unless the distributee notifies us
                      at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or total surrender, or annuity payment, we will send you forms that explain the withholding requirements.



STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract/certificate,
                      unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.



TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate

                      Account. We therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.



CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting
Payments



                      To request a payment, you must provide our Service Center with notice in a satisfactory form. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death. State law requires that we reserve the right to defer payments from the Fixed MGA Account for a surrender or partial withdrawal for up to six months from the date we receive your payment request.



                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:



                       (1) to your designated beneficiary directly in the form of a check; or



                       (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.



                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.



                      We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:



                       (1) the disposal or valuation of the Subaccount is not reasonably practicable because:



                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);



                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or



                       (2) the SEC, by order, permits postponement of payment to protect our owners/participants.



                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts



PRINCIPAL             Capital Brokerage Corporation (doing business in Indiana,
UNDERWRITER           Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage") is the distributor and principal underwriter of the contracts.
                      Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd
                      Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the NASD.



SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6.25% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value/Certificate Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract/certificate is surrendered during the first contract year/certificate year.



                      We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract/certificate and Contract Value/Certificate Value).



                      Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract/certificate is sold through another broker-dealer, Capital Brokerage passes the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract/certificate.

                      We also may make other payments for services that do not directly involve the sales of the contracts/certificates. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.



                      We intend to recover commissions, marketing, administrative and other expenses and costs of contract/certificate benefits through fees and charges imposed under the contracts/certificates. Commissions paid on the contracts/certificate, including other incentives and payments, are not charged directly to you or your Contract Value/Certificate Value.

Additional Information



OWNER QUESTIONS       The obligations to owners/participants under the
                      contracts/certificates are ours. Please direct your questions and concerns to us at our Service Center.



RETURN                Within 10 days after you receive the contract/certificate
PRIVILEGE             (or such longer period as may be required by applicable
                      law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:



                             General Electric Capital Assurance Company


                                   Variable Annuity Service Center


                                           300 Berwyn Park


                                   Berwyn, Pennsylvania 19312-0031



                      If you cancel your contract/certificate it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value/Certificate Value as of the Valuation Day our Service Center receives the returned contract/certificate plus any adjustments required by applicable law or regulation on the date we receive the contract/certificate but without reduction for any withdrawal charges. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract/certificate for a refund.



STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of Delaware, we are subject to
                      provisions governing life insurers and to regulation by the Delaware Commissioner of Insurance.



                      Our books and accounts are subject to review and examination by the Delaware Department of State at all times. That Commission conducts a full examination of our operations at least every five years.



EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract/certificate provision.
SURVIVAL




RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract/certificate for the period covered by the report. The report will show the total Contract
                      Value/Certificate Value and a breakdown of the assets in each Subaccount and the Fixed MGA Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.



OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts/certificates being offered by this prospectus.
                      This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts/certificates offered. Statements in this prospectus about the content of contracts/certificates and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.



LEGAL                 We, like other insurance companies, are involved in
PROCEEDINGS           lawsuits, including class action lawsuits. In some class
                      action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. The ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our consolidated financial statements.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Statement of Additional Information

Table of Contents





                                                                            Page
              The Company..................................................
              The Separate Account.........................................
              Additional Information About the Fixed MGA Account...........
              The Contracts/Certificates...................................
                 Transfer of Annuity Units.................................
                 Net Investment Factor.....................................
              Agreements with Distributors and Advisers for the Funds......
              Termination of Participation Agreements......................
              Calculation of Performance Data..............................
                 Subaccount Investing in the GE Investments Funds, Inc.
                    -- Money Market Fund...................................
                 Other Subaccounts.........................................
                 Other Performance Data....................................
              Tax Matters..................................................
                 Taxation of General Electric Capital Assurance Company....
                 IRS Required Distributions................................
              General Provisions...........................................
                 Using the Contracts/Certificates as Collateral............
                 The Beneficiary...........................................
                 Non-Participating.........................................
                 Misstatement of Age or Gender.............................
                 Incontestability..........................................
                 Statement of Values.......................................
                 Trust as Owner/Participant or Beneficiary.................
                 Written Notice............................................
              Distribution of the Contracts................................
              Legal Developments Regarding Employment-Related Benefit Plans
              Regulation of General Electric Capital Assurance Company.....
              Experts......................................................
              Financial Statements.........................................



                  General Electric Capital Assurance Company


                            6620 West Broad Street


                           Richmond, Virginia 23230



                        Variable Annuity Service Center


                                300 Berwyn Park


                        Berwyn, Pennsylvania 19312-0031

Appendix



Condensed Financial Information





The value of an Accumulation Unit is determined on the basis in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class I Shares             $                $                    2004
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Income Fund                                                                                           2004
                                                              12.95            13.23          99,246    2003
                                                              11.95            12.95         128,280    2002
                                                              11.28            11.95         196,709    2001
                                                              10.33            11.28         258,889    2000
                                                              10.63            10.33         369,944    1999
                                                               9.98            10.63         449,277    1998
                                                               9.98             9.98         508,249    1997
                                                                  0                0               0    1996
                                                                  0                0               0    1995
------------------------------------------------------------------------------------------------------------
  International Equity Fund                                                                             2004
                                                               7.66            10.42          55,698    2003
                                                              10.20             7.66          70,934    2002
                                                              13.07            10.20         109,073    2001
                                                              15.19            13.07         144,682    2000
                                                              11.82            15.19         142,084    1999
                                                              10.32            11.82         159,738    1998
                                                              10.32            10.32         206,295    1997
                                                                  0                0               0    1996
                                                                  0                0               0    1995
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                                     2004
                                                              11.58            11.48          38,097    2003
                                                              11.57            11.58          73,017    2002
                                                              11.28            11.57          90,587    2001
                                                              10.77            11.28         121,847    2000
                                                              10.40            10.77         171,718    1999
                                                              10.02            10.40         169,213    1998
                                                              10.02            10.02         128,751    1997
                                                                  0                0               0    1996
                                                                  0                0               0    1995
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                                            2004
                                                              12.19            15.49         305,464    2003
                                                              15.65            12.19         346,530    2002
                                                              17.47            15.65         472,659    2001
                                                              18.69            17.47         571,459    2000
                                                              13.91            18.69         705,016    1999
                                                              10.33            13.91         779,880    1998
                                                              10.33            10.33         943,827    1997
                                                                  0                0               0    1996
                                                                  0                0               0    1995
------------------------------------------------------------------------------------------------------------

                                                             Number of
                           Accumulation      Accumulation  Accumulation
                          Unit Values at    Unit Values at   Units at
   Subaccounts          Beginning of Period End of Period  End of Period Year
   --------------------------------------------------------------------------
     U.S. Equity Fund         $                 $                        2004
                               10.34             12.57         395,576   2003
                               12.99             10.34         456,385   2002
                               14.40             12.99         656,162   2001
                               14.69             14.40         788,574   2000
                               12.45             14.69         973,745   1999
                               10.23             12.45       1,105,479   1998
                               10.23             10.23       1,156,869   1997
                                   0                 0               0   1996
                                   0                 0               0   1995
   --------------------------------------------------------------------------
     Value Equity Fund                                                   2004
                               11.18             14.65         301,406   2003
                               13.14             11.18         350,897   2002
                               13.29             13.14         449,010   2001
                               12.44             13.29         551,896   2000
                               10.76             12.44         689,852   1999
                               10.23             10.76         806,602   1998
                               10.23             10.23         991,032   1997
                                   0                 0               0   1996
                                   0                 0               0   1995
   --------------------------------------------------------------------------

Appendix B

Examples of Market Value Adjustments


                      We designed the table below to show the impact of the market value adjustment and withdrawal charge on a single purchase payment of $10,000. It assumes you allocated the purchase payment to a Subaccount with a 10-year guarantee period with a guaranteed rate of interest of 5%.



                      We base the market value adjustments on interpolated current interest rates of 3%, 5% and 7%. The net Subaccount values shown in the table are the maximum amounts available as cash withdrawals. The withdrawal charges shown also assume that you made no partial withdrawals, and thus the 10% free partial withdrawal is available. Values shown in the table have been rounded to the nearest dollar, and therefore the figures under the net Subaccount value columns may not equal the sum of corresponding figures under the Subaccount value, market value adjustment and withdrawal charge columns.



                      We use the five percent guaranteed interest rate assumed in the table for purposes of illustration only. You should not consider it a representation of the interest rate we will guarantee for 10-year guarantee periods. Further, you should not consider the three, five and seven percent interest rates on which we based the figures in the table a prediction since current rates we use may vary over the ten year period we assumed in the table.



VARIABLE ANNUITY      Market value adjustments, withdrawal charges and net
FIXED MGA             Subaccount values for a 10-year Subaccount With a
ACCOUNT               guaranteed interest rate of 5% based on interpolated
                      current interest rates of:


         Guaranteed Rate 5.00%                New Rate 3%
         ----------------------------------------------------------------
                                                                    Net
           End of      Sub-      Market                Minimum     Sub-
         Certificate  Account    Value    Withdrawl 3% Guarantee  Account
            Year       Value   Adjustment  Charge   Account Value  Value
         ----------------------------------------------------------------
              1       $10,500    $1,984     $448       $10,300    $12,037
              2        11,025     1,834      445        10,609     12,414
              3        11,576     1,668      354        10,927     12,891
              4        12,155     1,487      264        11,255     13,378
              5        12,763     1,288      174        11,593     13,877
              6        13,401     1,072        0        11,941     14,473
              7        14,071       836        0        12,299     14,907
              8        14,775       579        0        12,668     15,354
              9        15,513       301        0        13,048     15,815
             10        16,289                  0        13,439     16,289
         ----------------------------------------------------------------


         Guaranteed Rate 5.00%                New Rate 5%
         ----------------------------------------------------------------
                                                                    Net
           End of      Sub-      Market                Minimum     Sub-
         Certificate  Account    Value    Withdrawl 3% Guarantee  Account
            Year       Value   Adjustment  Charge   Account Value  Value
         ----------------------------------------------------------------
              1       $10,500   $     0     $448       $10,300    $10,300
              2        11,025         0      445        10,609     10,609
              3        11,576         0      354        10,927     11,223
              4        12,155         0      264        11,255     11,892
              5        12,763         0      174        11,593     12,588
              6        13,401         0        0        11,941     13,401
              7        14,071         0        0        12,299     14,071
              8        14,775         0        0        12,668     14,775
              9        15,513         0        0        13,048     15,513
             10        16,289         0        0        13,439     16,289
         ----------------------------------------------------------------

         Guaranteed Rate 5.00%                New Rate 7%
         ----------------------------------------------------------------
                                                                    Net
           End of      Sub-      Market                Minimum     Sub-
         Certificate  Account    Value    Withdrawl 3% Guarantee  Account
            Year       Value   Adjustment  Charge   Account Value  Value
         ----------------------------------------------------------------
              1       $10,500   $-1,640     $448       $10,300    $10,300
              2        11,025    -1,545      445        10,609     10,609
              3        11,576    -1,432      354        10,927     10,927
              4        12,155    -1,301      264        11,255     11,255
              5        12,763    -1,149      174        11,593     11,593
              6        13,401      -974        0        11,941     12,427
              7        14,071      -774        0        12,299     13,297
              8        14,775      -547        0        12,668     14,227
              9        15,513      -290        0        13,048     15,223
             10        16,289         0        0        13,439     16,289
         ----------------------------------------------------------------

                      The formulas used in determining the amounts shown in the above table are as follows:

                                    (1+Guaranteed Interest Rate)n/365-1
                                    -----------------------------------
         Adjustment Factor (MVAF) =           1+Current Rate

                        (1) Market Value

                        (2) Maximum Free Withdrawal Amount (MFW) = 10% of
                            current Sub-account Value. MFW is subject to MVA but not to withdrawal charge.

                        (3) Market Value Adjustment (MVA) = [(Sub-Account
                            Value) X MVAF].

                        (4) Withdrawal Charge (WC) = [(Premium-MFW) X
                            Withdrawal Charge Percent].

                        (5) Minimum Guarantee at 3% (MG3) of purchase payment =
                            Purchase Payment X (1.03)^(n/365).

                        (6) Net Sub-Account Value = Maximum of [(Sub-Account
                            Value + MVA-WC) or MG3].

Statement of Additional Information

Table of Contents





                                                                            Page
              The Company..................................................
              The Separate Account.........................................
              Additional Information About the Fixed MGA Account...........
              The Contracts/Certificates...................................
                 Transfer of Annuity Units.................................
                 Net Investment Factor.....................................
              Agreements with Distributors and Advisers for the Funds......
              Termination of Participation Agreements......................
              Calculation of Performance Data..............................
                 Subaccount Investing in the GE Investments Funds, Inc.
                    -- Money Market Fund...................................
                 Other Subaccounts.........................................
                 Other Performance Data....................................
              Tax Matters..................................................
                 Taxation of General Electric Capital Assurance Company....
                 IRS Required Distributions................................
              General Provisions...........................................
                 Using the Contracts/Certificates as Collateral............
                 The Beneficiary...........................................
                 Non-Participating.........................................
                 Misstatement of Age or Gender.............................
                 Incontestability..........................................
                 Statement of Values.......................................
                 Trust as Owner/Participant or Beneficiary.................
                 Written Notice............................................
              Distribution of the Contracts................................
              Legal Developments Regarding Employment-Related Benefit Plans
              Regulation of General Electric Capital Assurance Company.....
              Experts......................................................
              Financial Statements.........................................



                  General Electric Capital Assurance Company


                            6620 West Broad Street


                           Richmond, Virginia 23230



                        Variable Annuity Service Center


                                300 Berwyn Park


                        Berwyn, Pennsylvania 19312-0031

                      A Statement of Additional Information containing more detailed information about the contract/certificate and the Separate Account is available free by writing our Service Center at the address below or by calling 1-800-455-0870.



                      General Electric Capital Assurance Company


                      Variable Annuity Service Center


                      300 Berwyn Park


                      Berwyn, PA 19312-0031



                      Please mail a copy of the Statement of Additional Information for the Separate Account, From 6110-94-02 to:



                      Name _____________________________________________________



                      Address __________________________________________________


                                                     Street



                      __________________________________________________________


                                      City               State      Zip



                      Signature of Requestor ___________________________________

                                Form 6110-94-02


                                    Part B


                      Statement of Additional Information


              For Group and Individual Deferred Variable Annuity


                   and Modified Guaranteed Annuity Contracts





                                  Issued by:

                      GNA Variable Investment Account of
                  General Electric Capital Assurance Company



                            6604 West Broad Street


                           Richmond, Virginia 23230


                       Telephone Number : 1-800-352-9910


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated February 28, 2005 for the Group and Individual Deferred Variable Annuity and Modified Guaranteed Annuity Contracts issued by General Electric Capital Assurance Company through its GNA Variable Investment Account. The terms used in the current prospectus for the Group and Individual Deferred Variable Annuity and Modified Guaranteed Annuity Contracts are incorporated into this Statement of Additional Information.



For a free copy of the prospectus:



Call:     1-800-455-0870

Or write: General Electric Capital Assurance Company
          Variable Annuity Service Center
          300 Berwyn Park
          Berwyn, PA 19312-0031

Or visit: www.gefinancialservice.com

Or        contact your financial representative



The date of this Statement of Additional Information is February 28, 2005.





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT/CERTIFICATE AND THE PORTFOLIOS



                        Variable Annuity Service Center


                                300 Berwyn Park


                        Berwyn, Pennsylvania 19312-0031

Statement of Additional Information

Table of Contents





                                                                            Page
              The Company..................................................
              The Separate Account.........................................
              Additional Information About the Fixed MGA Account...........
              The Contracts/Certificates...................................
                 Transfer of Annuity Units.................................
                 Net Investment Factor.....................................
              Agreements with Distributors and Advisers for the Funds......
              Termination of Participation Agreements......................
              Calculation of Performance Data..............................
                 Subaccount Investing in the GE Investments Funds, Inc.
                    -- Money Market Fund...................................
                 Other Subaccounts.........................................
                 Other Performance Data....................................
              Tax Matters..................................................
                 Taxation of General Electric Capital Assurance Company....
                 IRS Required Distributions................................
              General Provisions...........................................
                 Using the Contracts/Certificates as Collateral............
                 The Beneficiary...........................................
                 Non-Participating.........................................
                 Misstatement of Age or Gender.............................
                 Incontestability..........................................
                 Statement of Values.......................................
                 Trust as Owner/Participant or Beneficiary.................
                 Written Notice............................................
              Distribution of the Contracts................................
              Legal Developments Regarding Employment-Related Benefit Plans
              Regulation of General Electric Capital Assurance Company.....
              Experts......................................................
              Financial Statements.........................................

THE COMPANY           General Electric Capital Assurance Company ("GECA") is a
                      stock life insurance company operating under a charter granted by the State of Delaware. Originally, GECA was organized under the laws of the State of Washington in 1956 as United Pacific Life Insurance Company. On May 12,
                      1992, GECA redomesticated to Delaware. On July 14, 1993,
                      100% of GECA's outstanding capital stock was sold to General Electric Capital Corporation ("GE Capital") pursuant to a Stock Purchase Agreement, following regulatory approval by the Delaware Department of Insurance. GE Capital subsequently contributed GECA to its wholly owned subsidiary, GNA Corporation, which was subsequently contributed to GE Financial Assurance
                      Holdings, Inc. ("GE Financial Assurance"). On April 1,
                      1994, there was a name change to General Electric Capital
                      Assurance Company.



                      On May 25, 2004, our ultimate parent, General Electric Corporation ("GE"), completed an initial public offering ("IPO") of thirty percent of the shares of Genworth, comprising most of the life and mortgage insurance operations of GE Financial Assurance. On May 24, 2004, GE Financial Assurance contributed to a newly formed company named Genworth Financial, Inc. ("Genworth") its interest in Federal Home Life Insurance Company ("Federal") and GE Life and Annuity Assurance Company ("GELAAC") (5,125 and 800 shares respectively). On May 31, 2004, Genworth contributed its interest in Federal and GELAAC to GNA Corporation who in turn contributed the same to GECA.



                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of GE.



                      GECA principally offers life and health insurance and annuity products. GECA does business in the District of Columbia and all states except New York. The principal offices are located at 6604 West Broad Street, Richmond, Virginia 23230.



THE SEPARATE          GNA Variable Investment Account (the "Separate Account")
ACCOUNT               is a separate investment account established in 1981 by
                      Great Northern Insured Annuity Corporation ("GNA") pursuant to laws of the State of Washington. The Separate
                      Account is registered with the Securities and Exchange
                      Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

ADDITIONAL            Amounts in the Fixed MGA Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
FIXED MGA ACCOUNT     Separate Account and our other separate accounts. Subject
                      to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.



                      The initial interest rate guarantee period for any allocation you make to the Fixed MGA Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year and no longer than 10 years depending on the fixed guarantee period selected. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts/certificates. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Fixed MGA Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract/certificate.





THE CONTRACTS/THE CERTIFICATES



TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain restrictions described in the contract/certificate).



                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:



                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;



                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and



                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the annuity payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable annuity payments will reflect the investment experience of the selected Subaccounts).



NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. Each
                      Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract/certificate for a Valuation Period is (a) divided by (b) minus (c) where:



                        (a) is the result of:



                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus



                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus



                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus



                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and



                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and



                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.



                      We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.



AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The agreements reflect administrative services we provide.
                      The amounts we receive under these agreements may be significant.



TERMINATION OF        The participation agreements pursuant to which the Funds
PARTICIPATION         sell their shares to the Separate Account contain varying
AGREEMENTS            provisions regarding termination. The following
                      summarizes those provisions:



                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated at the option of any party upon six months written notice to the other parties, unless a shorter time is agreed to by the parties.



                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.



CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccount pertaining
DATA                  to the contracts/certificates. Such performance data will
                      be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.



                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract/certificate. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.



SUBACCOUNT            From time to time, advertisements and sales literature
INVESTING IN          may quote the yield of the Subaccount investing in the GE
THE GE                Investments Funds, Inc. -- Money Market Fund for a
INVESTMENTS           seven-day period, in a manner which does not take into
FUNDS, INC. --        consideration any realized or unrealized gains or losses
MONEY MARKET          on shares of the corresponding money market portfolio or
FUND                  on its portfolio securities. This current annualized
                      yield is computed by determining the net change
                      (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in Contract
                      Value/Certificate Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis.
                      The net change in Contract Value/Certificate Value reflects: (1) net income from the

                      Portfolio attributable to the initial investment of $10,000; and (2) charges and deductions imposed under the contract/certificate which are attributable to the hypothetical account. The charges and deductions include the per unit charges of $40 for the Annual Charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of the hypothetical investment in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of the hypothetical investment in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:



                         Current Yield = ((NCP - ES)/UV) X (365/7)



                      where:



NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value on the first day of the seven-day period.



                      We also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:



                         Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1



                      where:



NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value on the first day of the seven-day period.



                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. -- Money

                      Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.



                         Current Yield     % as of December 31, 2004


                         Effective Yield     % as of December 31, 2004



                      Past Performance is not a Guarantee or Projection of Future Results



OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.



                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract/certificate to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.



                      For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and the Annual Charge as described below:



                         1. We calculate unit value for each Valuation Period
                            based on the performance of the Subaccounts underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).



                         2. The Annual Charge is $40, deducted at the beginning
                            of each Certificate Year after the first. For purposes of calculating average annual total return, an average Annual Charge is used (currently 0.1% of Certificate Value attributable to the hypothetical investment). This charge will be waived if the Certificate Value is at least $40,000 at the time the charge is due.



                         3. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         4. Standardized total return will then be calculated
                            according to the following formula:



                           TR = (ERV/P)1/N-1



                      where:




  TR  =   the average annual total return for the period

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

  P   =   a hypothetical single investment of $1,000

  N   =   the duration of the period (in years)



                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.



OTHER                 We may disclose cumulative total return in conjunction
PERFORMANCE DATA      with the standard format described above. The cumulative
                      total return will be calculated using the following formula:



                           CTR = (ERV/P) - 1



                      where:



  CTR =   the cumulative total return for the period

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

  P   =   a hypothetical single investment of $1,000



                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS



TAXATION OF           We do not expect to incur any federal income tax
GENERAL               liability attributable to investment income or capital
ELECTRIC              gains retained as part of the reserves under the
CAPITAL               contracts/certificates. (See the "Federal Tax Matters"
ASSURANCE             section of the prospectus.) Based upon these
COMPANY               expectations, no charge is being made currently to the
                      Separate Account for Federal income taxes. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts/certificates, the Contract Value/Certificate Value would be correspondingly adjusted by any provision or charge for such taxes.



                      We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.



IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, section 72(s) of the Code requires
                      any Non-Qualified contract to provide that:



                        (a) if any owner dies on or after the Annuity Date but
                            prior to the time the entire interest in the contract/certificate has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



                        (b) if any owner dies prior to the Annuity Date, the
                            entire interest in the contract will be distributed:



                            (1) within five years after the date of that
                                owner's death, or



                            (2) as annuity payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.



                      The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.



                      The Non-Qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.



                      Other rules may apply to Qualified Contracts.



GENERAL
PROVISIONS



USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable.



                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.





NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.



MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract/certificate data page, any
                      contract/certificate benefits or proceeds, or availability thereof, will be determined using the correct age and gender.



INCONTESTABILITY      We will not contest the contract/certificate.



STATEMENT OF VALUES   At least once each year, we will send you a statement of
                      values within 30 days after each report date. The statement will show Contract Value/Certificate Value, purchase payments and other financial transactions made by you during the report period.



TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract/certificate and subsequently exercises ownership
                      rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract/certificate benefits to the trustee shall release us from all obligations under the contract/certificate to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.



WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 300 Berwyn Park, Berwyn, Pennsylvania
                      19312-0031. The contract number (certificate number) each owner's (each participant's), and each Annuitant's full name must be included.



                      We will send all notices to the owner at the last known address on file with us.



DISTRIBUTION OF       The contracts which are offered continuously, are
THE                   distributed by Capital Brokerage Corporation, 3001 Summer
CONTRACTS/CERTIFICATESStreet, 2nd Floor, Stamford, Connecticut 06905, an
                      affiliate of ours. During the fiscal years ended December
                      31, 2004, 2003 and 2002, no underwriting commissions have been paid by us to Capital Brokerage Corporation. We are no longer offering the contracts for new sales at this time although new plan participants may be issued certificates in accordance with the terms of an existing plan.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of sex. The
                      contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.



REGULATION OF         Besides Federal securities laws and Delaware insurance
GENERAL               law, we are subject to the insurance laws and regulations
ELECTRIC CAPITAL      of other states within which it is licensed to operate.
ASSURANCE             Generally, the Insurance Department of any other state
COMPANY               applies the laws of the state of domicile in determining
                      permissible investments. Presently, we are licensed to do business in all States and the District of Columbia.



EXPERTS The statutory statements of admitted assets, liabilities and capital and surplus of General Electric Capital Assurance Company as of December 31, 2003 and 2002, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flows for the years then ended, and the financial statements of GNA Variable

..




                      Investment Account as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

                        GNA VARIABLE INVESTMENT ACCOUNT

                             Financial Statements

                         Year ended December 31, 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                        GNA VARIABLE INVESTMENT ACCOUNT

                               Table of Contents

                               December 31, 2003

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Statements of Assets and Liabilities....................................... F-2

Statements of Operations................................................... F-3

Statements of Changes in Net Assets........................................ F-4

Notes to Financial Statements.............................................. F-6

            Report of Independent Registered Public Accounting Firm

Contract Owners
GNA Variable Investment Account
and
The Board of Directors
General Electric Capital Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc. -- Income, International Equity, Mid-Cap Value Equity, Money Market, Premier Growth Equity, and U.S. Equity Funds) as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the GNA Variable Investment Account as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and their financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                        GNA VARIABLE INVESTMENT ACCOUNT

                     Statements of Assets and Liabilities

                               December 31, 2003

                                             GE Investments Funds, Inc.
                          -----------------------------------------------------------------
                                                     Mid-Cap           Premier
                                                      Value   Money    Growth
                                      International  Equity   Market   Equity   U.S. Equity
                          Income Fund  Equity Fund    Fund     Fund     Fund       Fund
                          ----------- ------------- --------- ------- --------- -----------
Assets
Investments at fair
  market value (note 2a). $23,877,588   7,935,885   4,409,581 423,993 4,769,426  5,008,620
Receivable from
  affiliate (note 4b)....       2,932       7,350       6,167  13,519     6,245      8,872
                          -----------  ----------   --------- ------- ---------  ---------
       Total assets......  23,880,520   7,943,235   4,415,748 437,512 4,775,671  5,017,492
                          ===========  ==========   ========= ======= =========  =========
Net Assets
Attributable to:
Deferred variable
  annuity contract
  holders................ $ 1,312,922     580,281   4,415,748 437,512 4,733,142  4,974,044
General Electric Capital
  Assurance Company
  (note 4c)..............  22,567,598   7,362,954          --      --    42,529     43,448
                          -----------  ----------   --------- ------- ---------  ---------
Net assets                $23,880,520   7,943,235   4,415,748 437,512 4,775,671  5,017,492
                          ===========  ==========   ========= ======= =========  =========
Outstanding units
  attributable to
  contract holders (note
  5).....................      99,246      55,698     301,406  38,097   305,464    395,576
                          ===========  ==========   ========= ======= =========  =========
Net asset value per unit. $     13.23       10.42       14.65   11.48     15.49      12.57
                          ===========  ==========   ========= ======= =========  =========
Investments in
  securities, at cost.... $25,598,781  12,717,625   3,577,569 423,993 3,809,737  4,388,061
                          ===========  ==========   ========= ======= =========  =========
Shares outstanding.......   1,893,544     931,442     252,264 423,993    67,690    159,105
                          ===========  ==========   ========= ======= =========  =========


                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                           Statements of Operations

                                                        GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------
                                                          Mid-Cap                  Premier
                                Income    International Value Equity    Money      Growth
                                 Fund      Equity Fund      Fund     Market Fund Equity Fund U.S. Equity Fund
                              ----------  ------------- ------------ ----------- ----------- ----------------
                                                       Year ended December 31, 2003
                              ------------------------------------------------------------------------------
Investment income
  (expense):
   Income -- Ordinary
     dividends............... $1,021,525       64,727       49,682     33,717         7,172         41,063
   Expenses:
       Mortality and
         expense risk
         charges (note
         4a).................     21,035        7,469       56,507      9,158        61,934         64,427
                              ----------    ---------    ---------     ------    ----------     ----------
Net investment income
  (expense)..................  1,000,490       57,258       (6,825)    24,559       (54,762)       (23,364)
                              ----------    ---------    ---------     ------    ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................     16,507     (141,617)      50,498         --    (4,465,529)    (5,879,752)
   Unrealized
     appreciation
     (depreciation) on
     investments.............   (584,350)   2,272,857    2,876,859         --     6,371,574      7,715,696
   Capital Gain
     Distributions...........    383,064           --           --         --            --             --
                              ----------    ---------    ---------     ------    ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments.............   (184,779)   2,131,240    2,927,357         --     1,906,045      1,835,944
                              ----------    ---------    ---------     ------    ----------     ----------
Increase in net assets
  from operations............ $  815,711    2,188,498    2,920,532     24,559     1,851,283      1,812,580
                              ==========    =========    =========     ======    ==========     ==========


                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      Statements of Changes in Net Assets

                                                     GE Investments Fund, Inc.
                              ---------------------------------------------------------------------------
                                    Income Fund        International Equity Fund Mid-Cap Value Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year Ended              Year Ended                Year Ended
                                    December 31,            December 31,              December 31,
                              -----------------------  ------------------------  ------------------------
                                  2003        2002        2003         2002         2003         2002
                              -----------  ----------   ---------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (loss).................. $ 1,000,490     632,930     57,258        58,356       (6,825)      17,882
   Net realized gain
     (loss) on
     investments.............      16,507     (15,835)  (141,617)     (160,589)      50,498      (35,914)
   Unrealized
     appreciation
     (depreciation) on
     investments.............    (584,350)  1,203,488  2,272,857    (1,801,224)   2,876,859   (1,722,726)
   Capital gain
     distributions...........     383,064     280,265         --            --           --       56,465
                              -----------  ----------   ---------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     815,711   2,100,848  2,188,498    (1,903,457)   2,920,532   (1,684,293)
                              -----------  ----------   ---------   ----------   ----------   ----------
From capital
  transactions:
   Net effect of
     transactions by
     General Electric
     Capital Assurance
     Company.................      22,659      28,319     14,266        12,692   (7,678,406)      74,128
   Net certificate
     purchase payments.......          18       1,000      1,003         1,000        1,305        4,003
   Transfers to the
     general account of
     General Electric
     Capital Assurance
     Company:
     Surrender Benefits......    (353,142)   (969,558)  (129,909)     (253,972)    (630,585)  (1,019,460)
     Transfers (to) from
       the Fixed MGA
       Account...............          --      (7,230)    (3,888)      (79,660)          21      (31,227)
     Transfers (to) from
       other subaccounts.....     (30,016)    141,852     (2,797)         (488)      20,267     (179,875)
                              -----------  ----------   ---------   ----------   ----------   ----------
       Decrease in net
         assets from
         capital
         transactions........    (360,481)   (805,617)  (121,325)     (320,428)  (8,287,398)  (1,152,431)
                              -----------  ----------   ---------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................     455,230   1,295,231  2,067,173    (2,223,885)  (5,366,866)  (2,836,724)
                              -----------  ----------   ---------   ----------   ----------   ----------
Net assets at beginning
  of year....................  23,425,290  22,130,059  5,876,062     8,099,947    9,782,614   12,619,338
                              -----------  ----------   ---------   ----------   ----------   ----------
Net assets at end of year.... $23,880,520  23,425,290  7,943,235     5,876,062    4,415,748    9,782,614
                              ===========  ==========   =========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........           1      11,722        113           114        1,755          320
   Units redeemed............     (29,035)    (80,151)   (15,349)      (38,253)     (51,246)     (98,433)
                              -----------  ----------   ---------   ----------   ----------   ----------
   Net decrease in units
     from capital
     transactions with
     certificate holders
     during the year
     ended December 31,
     2003....................     (29,034)    (68,429)   (15,236)      (38,139)     (49,491)     (98,113)
                              ===========  ==========   =========   ==========   ==========   ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                                                               GE Investments Fund, Inc. (Continued)
                                             --------------------------------------------------------------------------
                                                Money Market Fund    Premier Growth Equity Fund     U.S. Equity Fund
                                             ----------------------  -------------------------  -----------------------
                                                   Year Ended               Year Ended                 Year Ended
                                                  December 31,             December 31,               December 31,
                                             ----------------------  -------------------------  -----------------------
                                                 2003        2002        2003         2002          2003        2002
                                             -----------  ---------  -----------   ----------   -----------  ----------
Increase (decrease) in net assets
From operations:............................
   Net investment income (loss)............. $    24,559     55,707      (54,762)     (77,113)      (23,364)     81,743
   Net realized gain (loss) on
     investments............................          --         --   (4,465,529)     (33,012)   (5,879,752)   (126,629)
   Unrealized appreciation
     (depreciation) on investments..........          --         --    6,371,574   (3,626,015)    7,715,696  (4,681,044)
   Capital gain distributions...............          --         --           --           66            --          --
                                             -----------  ---------  -----------   ----------   -----------  ----------
       Increase (decrease) in net
         assets from operations.............      24,559     55,707    1,851,283   (3,736,074)    1,812,580  (4,725,930)
                                             -----------  ---------  -----------   ----------   -----------  ----------
From capital transactions:
   Net effect of transactions by
     General Electric Capital Assurance
     Company................................  (3,801,348)    14,529   (9,465,214)      85,623   (14,437,012)     98,234
   Net certificate purchase payments........          --     65,400        1,129       17,825           103         357
   Transfers to the general account of
     General Electric Capital Assurance
     Company:
     Surrender Benefits.....................    (297,178)  (447,833)    (574,046)  (1,345,414)     (531,124) (1,923,063)
     Transfers (to) from the Fixed MGA
       Account..............................       5,743   (220,306)     (84,256)    (170,285)     (127,403)   (270,227)
     Transfers (to) from other
       subaccounts..........................    (126,372)   399,049      109,982     (249,621)       28,938    (110,917)
                                             -----------  ---------  -----------   ----------   -----------  ----------
       Decrease in net assets from
         capital transactions...............  (4,219,155)  (189,161) (10,012,405)  (1,661,872)  (15,066,498) (2,205,616)
                                             -----------  ---------  -----------   ----------   -----------  ----------
Increase (decrease) in net assets...........  (4,194,596)  (133,454)  (8,161,122)  (5,397,946)  (13,253,918) (6,931,546)
                                             -----------  ---------  -----------   ----------   -----------  ----------
Net assets at beginning of year.............   4,632,108  4,765,562   12,936,793   18,334,739    18,271,410  25,202,956
                                             -----------  ---------  -----------   ----------   -----------  ----------
Net assets at end of year................... $   437,512  4,632,108    4,775,671   12,936,793     5,017,492  18,271,410
                                             ===========  =========  ===========   ==========   ===========  ==========
Changes in units (note 5):
   Units purchased..........................         480     40,063        8,339        1,287         2,805          31
   Units redeemed...........................     (35,400)   (57,633)     (49,405)    (127,416)      (63,614)   (199,808)
                                             -----------  ---------  -----------   ----------   -----------  ----------
   Net decrease in units from capital
     transactions with certificate
     holders during the year ended
     December 31, 2003......................     (34,920)   (17,570)     (41,066)    (126,129)      (60,809)   (199,777)
                                             ===========  =========  ===========   ==========   ===========  ==========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         Notes to Financial Statements

                               December 31, 2003

(1)Description of Entity

   GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation (GNA) pursuant to laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. General Electric Capital Assurance Company
(GECA) is a stock life insurance company operating under a charter granted by the State of Delaware. Originally, GECA was organized under the laws of the State of Washington in 1956 as United Pacific Life Insurance Company. On May 12, 1992, GECA redomesticated to Delaware. On July 14, 1993, 100% of GECA's outstanding capital stock was sold to General Electric Capital Corporation (GE Capital) pursuant to a Stock Purchase Agreement, following regulatory approval by the Delaware Department of Insurance. GE Capital subsequently contributed GECA to its wholly owned subsidiary, GNA Corporation, (GNA), which was subsequently contributed to GE Financial Assurance Holdings, Inc. (GE Financial Assurance). On April 1, 1994, there was a name change to General Electric Capital Assurance Company.

   GE Financial Assurance indirectly owns 100% of GECA's outstanding common stock. All of GECA's outstanding non-voting preferred stock is owned by GNA Corporation. GE Financial Assurance is a wholly owned subsidiary of GEI, Inc.
(GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company (GE).

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GECA, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

   GECA principally offers life and health insurance. GECA does business in the District of Columbia and all states except New York. The principal offices are located at 6604 West Broad Street, Richmond, Virginia 23230.

   The Account holds certain benefits for group and individual deferred variable annuity contracts issued by GECA. No new contracts are issued in the Account; however, existing certificate holders can continue to add purchase payments to their contract.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which is based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day), while distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Federal Income Taxes

   The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GECA is taxed as a life insurance company under the Code.

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2003


  (c) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (d) Reclassifications

   Certain prior year amounts in the accompanying financial statements have been reclassified to conform to the current year's presentation. There is no impact on net assets from these reclassifications.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2003 were:

                             Cost of    Proceeds
                              Shares      from
Fund/Portfolio               Acquired  Shares Sold
--------------              ---------- -----------
GE Investments Funds, Inc.:
 Income Fund............... $1,505,715 $   485,573
 International Equity Fund.    122,679     194,096
 Mid-Cap Value Equity Fund.    289,496   8,589,886
 Money Market Fund.........    231,776   4,439,891
 Premier Growth Equity Fund    402,306  10,475,717
 U.S. Equity Fund..........    296,544  15,395,277

(4)Related Party Transactions and Certificate Charges

  (a) General Electric Capital Assurance

   Net certificate purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% during the first two years the purchase payment is allocated to the certificate and then declines over the next five years to 0%.

   Participants may transfer amounts among the Account's portfolios and the Fixed MGA Account. The Fixed MGA Account is part of the general account of GECA.

   Each year GECA deducts a certificate maintenance charge of $40 from each certificate. GECA assesses this fee as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if, at the time of the assessment, the certificate value is $40,000 or greater.

   GECA charges to the certificate's assets allocated to the Account, an administration charge equal to an annual effective rate of .15% of the average daily net assets allocated to the participant's Account, as partial compensation for certain administrative services.

   GECA charges to the certificate's assets allocated to the Account, a mortality and expense risk charge equal to annual effective rate of 1.25% of average daily net assets allocated to the participant's Account, for the mortality and expense risk that GECA assumes.

   Units are not assigned to capital transactions to GECA and no certificate or contract charges are assessed against GECA's net assets.

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GECA attributable to decreases in share values between the date charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts issued by GECA. GECA pays commissions and other marketing related expenses to CBC. Certain officers and directors of GECA are also officers and directors of CBC.

  (e) GE Investments Funds, Inc

   GE Asset Management Incorporated (Investment Advisor), an indirect wholly owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the portfolio based on average daily net assets at an effective annual rate of .50% for the Income Fund, 1.00% maximum for the International Equity Fund which declines incrementally as the portfolio's assets increase, .65% for the Mid-Cap Value Equity, .50% maximum for the Money Market Fund which declines incrementally as the portfolio's assets increase, .65% for the Premier Growth Equity Fund, and .55% for the U.S. Equity Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to certificate owners as additional units, but instead are reflected in unit values.

   The decrease in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2003 and 2002 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years ended December 31, 2003, 2002 and 2001 follows.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of the mortality and expense risk charges and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the certificate holder's accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the periods indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2003

Standardized total returns shown separately in sales materials for a product supported by the Account include the maximum charges that may be assessed under the contract and/or certificate through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                        Net Assets     Expenses as a Investment
                                    ------------------ % of Average    Income    Total
                             Units  Unit Value  000s    Net Assets     Ratio     Return
                            ------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2003....................  99,246   $13.23   $23,880     1.40%        4.31%     2.16%
   2002.................... 128,280    12.95    23,425     1.40%        2.90%     8.36%
   2001.................... 196,709    11.95    22,130     1.40%        4.85%     5.93%
 International Equity Fund
   2003....................  55,698    10.42     7,943     1.40%        1.00%    36.01%
   2002....................  70,934     7.66     5,876     1.40%        1.01%   (24.90)%
   2001.................... 109,073    10.20     8,100     1.40%        0.87%   (21.97)%
 Mid-Cap Value Equity Fund
   2003.................... 301,406    14.65     4,416     1.40%        0.50%    31.04%
   2002.................... 350,897    11.18     9,783     1.40%        0.81%   (14.97)%
   2001.................... 449,010    13.14    12,619     1.40%        0.68%    (1.08)%
 Money Market Fund
   2003....................  38,097    11.48       438     1.40%        0.82%     (.83)%
   2002....................  73,017    11.58     4,632     1.40%        1.48%     0.06%
   2001....................  90,587    11.57     4,766     1.40%        3.96%     2.53%
 Premier Growth Equity Fund
   2003.................... 305,464    15.49     4,776     1.40%        0.10%    27.11%
   2002.................... 346,530    12.19    12,937     1.40%        0.04%   (22.12)%
   2001.................... 472,659    15.65    18,335     1.40%        0.90%   (10.41)%
 U.S. Equity Fund
   2003.................... 395,576    12.57     5,017     1.40%        0.46%    21.61%
   2002.................... 456,385    10.34    18,271     1.40%        0.82%   (20.39)%
   2001.................... 656,162    12.99    25,203     1.40%        0.65%    (9.75)%

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                         Statutory Financial Statements

                           December 31, 2003 and 2002

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm

The Board of Directors
General Electric Capital Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of General Electric Capital Assurance Company as of December 31, 2003 and 2002, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Delaware Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, are also described in note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of General Electric Capital Assurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of General Electric Capital Assurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the Schedule of Selected Data, Supplemental Investment Risk Interrogatories and Summary Investment Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                    KPMG LLP

May 28, 2004

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

      Statutory Statements of Admitted, Liabilities and Capital and Surplus

                           December 31, 2003 and 2002

             (Dollar amounts in millions, except per share amounts)

                                                                                                           2003       2002
                                                                                                        ---------   --------
                                 Admitted Assets
Investments:
   Bonds                                                                                                $26,062.1   23,843.2
   Preferred stocks                                                                                          66.7       97.4
   Common stocks - affiliates                                                                             2,396.4    2,075.1
   Common stocks - nonaffiliates                                                                             47.3       79.6
   Mortgage loans                                                                                         3,078.2    3,000.2
   Real estate                                                                                                0.4        1.8
   Policy loans                                                                                             638.3      530.9
   Cash and short-term investments                                                                          238.6       51.9
   Limited partnership interests                                                                             57.3       56.9
   Receivable for securities                                                                                168.3        0.4
   Derivative instruments                                                                                    12.8       33.1
                                                                                                        ---------   --------
      Total cash and invested assets                                                                     32,766.4   29,770.5
Reinsurance ceded                                                                                            43.4       23.6
Federal income tax recoverable                                                                              175.5       33.1
Deferred income taxes                                                                                        74.3       82.9
Guaranty association assessments                                                                             16.6       15.9
Premiums and accounts receivable                                                                             93.6       74.4
Investment income due and accrued                                                                           372.2      361.2
Receivable from parent, subsidiaries, and affiliates                                                          4.8        2.0
Separate account assets                                                                                     106.5      271.2
Other assets                                                                                                 31.1       20.2
                                                                                                        ---------   --------
      Total admitted assets                                                                             $33,684.4   30,655.0
                                                                                                        =========   ========
                       Liabilities and Capital and Surplus
Liabilities:
   Aggregate reserves - life                                                                            $ 1,782.6    1,584.3
   Aggregate reserves - annuity contracts                                                                19,798.7   18,515.3
   Aggregate reserves - accident and health policies                                                      4,344.4    3,694.0
   Liability for deposit-type contracts                                                                   1,470.6    1,372.5
   Policy and contract claims                                                                                64.6       54.6
   Premiums and annuity considerations received in advance                                                    9.7       10.1
   Interest maintenance reserve                                                                             456.8      440.0
   Commissions payable                                                                                       26.2       14.0
   General expenses due and accrued                                                                          84.9       83.7
   Transfers to separate accounts due or accrued                                                            (14.6)    (177.6)
   Taxes, licenses and fees due and accrued                                                                  44.3       44.3
   Remittances and items not allocated                                                                      223.5      188.5
   Borrowed money                                                                                             3.7       15.3
   Asset valuation reserve                                                                                  173.9      108.6
   Payable to parent, subsidiary, and affiliates                                                             80.6      191.0
   Payable for securities                                                                                   126.8       27.2
   Funds held under reinsurance treaties with unauthorized reinsurers                                     2,097.5    1,788.5
   Other liabilities                                                                                         43.9       52.1
   Separate account liabilities                                                                              74.1      238.6
                                                                                                        ---------   --------
      Total liabilities                                                                                  30,892.2   28,245.0
                                                                                                        ---------   --------
Capital and surplus:
   Common stock, Class A ($1 par value. Authorized 4,200,000 shares;  4,011,258 shares issued)                4.0        4.0
   Common stock, Class B ($1 par value. Authorized 2,000,000 shares; 550,000 shares
      issued and outstanding)                                                                                 0.6        0.6
   Preferred stock ($1 par value. Authorized 1,000,000 shares; 300,000 shares issued and outstanding)         0.3        0.3
   Paid-in-surplus                                                                                        2,212.5    2,212.5
   Unassigned surplus                                                                                       636.1      253.9
   Less treasury stock, Class A ($1 par value, 490,000 shares) at cost                                      (61.3)     (61.3)
                                                                                                        ---------   --------
      Total capital and surplus                                                                           2,792.2    2,410.0
                                                                                                        ---------   --------
      Total liabilities and capital and surplus                                                         $33,684.4   30,655.0
                                                                                                        =========   ========

See accompanying notes to statutory financial statements.

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                  Statutory Statements of Summary of Operations

                     Years ended December 31, 2003 and 2002

                          (Dollar amounts in millions)

                                                                           2003       2002
                                                                         --------   -------
Revenues:
   Premiums and annuity considerations                                   $4,828.7   6,051.7
   Considerations for supplementary contracts with life contingencies        18.5      17.4
   Investment income, net of investment expense of $193.0 in 2003
      and $169.1 in 2002                                                  1,507.7   1,463.6
   Amortization of interest maintenance reserve                              46.0      40.7
   Separate Accounts net gain from operations                                10.9       3.5
   Commission and expense allowances on reinsurance ceded                   315.1     145.5
   Change in unrealized gain (loss) on S&P 500 Options                        7.8      (6.6)
   Reserve adjustments on reinsurance ceded                                 348.9     121.1
   Other                                                                       --       2.2
                                                                         --------   -------
      Total revenues                                                      7,083.6   7,839.1
                                                                         --------   -------
Benefits:
   Death benefits                                                            73.4      66.7
   Annuity benefits                                                         671.8     583.3
   Disability benefits and benefits under accident and health policies      213.8     188.6
   Surrender benefits and other fund withdrawals                          2,964.8   1,010.2
   Payments on supplementary contracts with life contingencies               17.7      17.2
   Interest and adjustments on policy or deposit-type contract funds         79.1      67.8
   Increase in aggregate reserves - life, annuity, and accident
      and health                                                          2,132.1   5,146.3
                                                                         --------   -------
      Total benefits                                                      6,152.7   7,080.1
                                                                         --------   -------
Expenses:
   Commissions                                                              373.9     419.1
   General insurance expenses                                               331.7     340.4
   Insurance taxes, licenses, and fees                                       40.3      32.0
   Net transfer from Separate Accounts                                      (13.2)    (17.5)
   Other                                                                     (2.0)    (15.3)
                                                                         --------   -------
      Total expenses                                                        730.7     758.7
                                                                         --------   -------
      Total benefits and expenses                                         6,883.4   7,838.8
                                                                         --------   -------
      Income before federal income taxes and realized
         capital losses                                                     200.2       0.3
Federal income tax benefit                                                  (87.1)    (48.1)
                                                                         --------   -------
      Income before realized capital losses                                 287.3      48.4
Realized capital losses, net                                                 (6.6)    (75.3)
                                                                         --------   -------
      Net income (loss)                                                  $  280.7     (26.9)
                                                                         ========   =======

See accompanying notes to statutory financial statements.

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                     Years ended December 31, 2003 and 2002

             (Dollar amounts in millions, except per share amounts)

                                            Class A           Class B
                                      -----------------  ----------------
                                         Common stock      Common stock    Preferred stock
                                      -----------------  ----------------  ---------------   Paid-in  Unassigned  Treasury
                                      Amount    Shares   Amount   Shares   Amount   Shares   surplus    surplus     stock     Total
                                      ------  ---------  ------  --------  ------  -------  --------  ----------  --------  --------
Balance as of December 31, 2001        $4.0   4,011,258   $0.6    550,000   $0.3   300,000  $2,212.0     472.6     (61.3)   2,628.2
Net loss                                 --          --     --        --      --        --        --     (26.9)       --      (26.9)
Change in net unrealized capital
   losses                                --          --     --        --      --        --        --      (6.1)       --       (6.1)
Change in net unrealized foreign
   exchange capital loss                 --          --     --        --      --        --        --      (0.5)       --       (0.5)
Change in net deferred income tax        --          --     --        --      --        --        --      53.2        --       53.2
Change in nonadmitted assets             --          --     --        --      --        --        --     (47.9)       --      (47.9)
Change in liability for reinsurance
   in unauthorized companies             --          --     --        --      --        --        --      11.9        --       11.9
Change in asset valuation reserve        --          --     --        --      --        --        --      41.9        --       41.9
Additional paid-in surplus               --          --     --        --      --        --       0.5        --        --        0.5
Dividends paid to shareholder            --          --     --        --      --        --        --    (262.8)       --     (262.8)
Nonadmitted accrued income               --          --     --        --      --        --        --       8.3        --        8.3
Prior period correction                  --          --     --        --      --        --        --      10.2        --       10.2
                                       ----   ---------   ----    -------   ----   -------  --------    ------     -----    -------
Balance as of December 31, 2002         4.0   4,011,258    0.6    550,000    0.3   300,000   2,212.5     253.9     (61.3)   2,410.0
Net income                               --          --     --        --      --        --        --     280.7        --      280.7
Change in net unrealized capital
   losses                                --          --     --        --      --        --        --     239.3        --      239.3
Change in net unrealized foreign
   exchange capital gain                 --          --     --        --      --        --        --       6.1        --        6.1
Change in net deferred income tax        --          --     --        --      --        --        --      69.3        --       69.3
Change in nonadmitted assets             --          --     --        --      --        --        --     (76.1)       --      (76.1)
Change in liability for reinsurance
   in unauthorized companies             --          --     --        --      --        --        --      (0.7)       --       (0.7)
Change in asset valuation reserve        --          --     --        --      --        --        --     (65.3)       --      (65.3)
Dividends paid to shareholder            --          --     --        --      --        --        --      (7.5)       --       (7.5)
Nonadmitted accrued income               --          --     --        --      --        --        --      (1.0)       --       (1.0)
Amortization of deferred
   reinsurance gain                      --          --     --        --      --        --        --     (62.6)       --      (62.6)
                                       ----   ---------   ----    -------   ----   -------  --------    ------     -----    -------
Balance as of December 31, 2003        $4.0   4,011,258   $0.6    550,000   $0.3   300,000  $2,212.5     636.1     (61.3)   2,792.2
                                       ====   =========   ====    =======   ====   =======  ========    ======     =====    =======

See accompanying notes to statutory financial statements.

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                       Statutory Statements of Cash Flows

                     Years ended December 31, 2003 and 2002

                          (Dollar amounts in millions)

                                                                                    2003       2002
                                                                                 ---------   --------
Cash from operations:
   Premiums collected net of reinsurance                                         $ 4,820.3    5,947.9
   Net investment income                                                           1,480.6    1,571.8
   Miscellaneous income                                                              653.4      288.5
                                                                                 ---------   --------
         Total cash provided from revenues                                         6,954.3    7,808.2
   Benefit and loss related payments                                               3,975.9    1,806.7
   Net transfers to separate, segregated accounts, and protected cell accounts      (176.2)      (1.1)
   Commissions, expenses paid, and aggregate write-ins for deductions                724.0      782.7
   Federal and foreign income taxes paid, net of tax on capital
      gains (losses)                                                                  34.0       39.4
                                                                                 ---------   --------
         Total cash applied to benefits and general and other expenses             4,557.7    2,627.7
                                                                                 ---------   --------
         Net cash from operations                                                  2,396.6    5,180.5
                                                                                 ---------   --------
Cash from investments:
   Proceeds from investments sold, matured, or repaid:
      Bonds                                                                        5,068.7    8,143.1
      Stocks                                                                         104.3       69.7
      Mortgage loans                                                               1,260.5      287.0
      Real estate                                                                       --        2.0
      Other invested assets                                                            1.5       17.8
      Net gains (losses) on cash and short-term investments                           (0.1)       0.1
      Miscellaneous proceeds                                                         137.5      286.0
                                                                                 ---------   --------
         Total investment proceeds                                                 6,572.4    8,805.7
   Cost of investments acquired (long-term only):
      Bonds                                                                        7,251.5   13,041.8
      Stocks                                                                         139.5       40.6
      Mortgage loans                                                               1,297.4      962.5
      Other invested assets                                                           18.2       24.8
      Miscellaneous applications                                                     167.9         --
                                                                                 ---------   --------
         Total investments acquired                                                8,874.5   14,069.7
   Net increase in policy loans and premium notes                                    109.5       86.8
                                                                                 ---------   --------
         Net cash from investments                                                (2,411.6)  (5,350.8)
                                                                                 ---------   --------
Cash  from financing and miscellaneous sources:
   Cash provided (applied):
      Capital and paid in surplus, less treasury stock                                  --        0.6
      Borrowed funds received                                                        (11.6)     (38.7)
      Net deposits on deposit-type contracts and other insurance liabilities          (5.6)     187.5
      Dividend to stockholders                                                        (7.5)    (262.8)
      Other cash provided                                                            226.4      215.0
                                                                                 ---------   --------
         Net cash from financing and miscellaneous sources                           201.7      101.6
                                                                                 ---------   --------
Reconciliation of cash and short-term investments:
   Net change in cash and short-term investments                                     186.7      (68.7)
Cash and short-term investments at beginning of year                                  51.9      120.6
                                                                                 ---------   --------
Cash and short-term investments at end of year                                   $   238.6       51.9
                                                                                 =========   ========

See accompanying notes to statutory financial statements.

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

(1) Corporate Structure, Basis of Presentation and Summary of Significant Accounting Policies

     (a)  Corporate Structure

          General Electric Capital Assurance Company (the Company) is a Delaware domiciled insurance company. The Company is a wholly owned subsidiary of GNA Corporation (GNA). GNA is wholly owned by GE Financial Assurance Holdings, Inc. (GEFAHI), which is indirectly owned by General Electric Capital Corporation (GECC) and ultimately, by General Electric Company (GE).

          The following are the Company's direct subsidiaries:

                                                                     Percentage
                                                                     owned as of
                                                                    December 31,
                                                                        2003
                                                                    ------------
          GE Capital Life Assurance Company of New York (GECLA)         100.0
          Professional Insurance Company (PIC)                          100.0
          GFCM LLC                                                      100.0
          GE Seguros, S.A. de C.V.                                       99.6
          GE Life and Annuity Assurance Company (GELAAC)                 85.2
          Federal Home Life Insurance Company (FHL)                      97.7
          Union Fidelity Life Insurance Company (UFLIC)                  87.3
          GEFA Special Purpose Two, LLC                                  37.6
          GEFA Special Purpose Five, LLC                                 93.9
          GEFA Special Purpose Six, LLC                                  56.6

     (b)  Nature of Business

          The Company is primarily engaged in the business of Life, Annuities, and A&H products.

     (c)  Basis of Presentation

          The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners
          (NAIC) and the Delaware Department of Insurance, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no significant permitted accounting practices, which vary from prescribed accounting.

          The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities (including disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                        7                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     (d)  Differences Between Statutory Accounting Principles and GAAP

          Statements of Statutory Accounting Principles (SSAP) differ from GAAP in several respects, which cause differences in reported assets, liabilities, shareholder's interest (statutory capital and surplus), net income and cash flows. The principal SSAP which differ from GAAP include:

          . The financial statements of subsidiaries are not consolidated and are accounted for as investments in common stock. Subject to certain statutory limitations, the book value of subsidiaries is adjusted to their statutory surplus by a credit or charge for an unrealized gain or loss, a component of surplus. Under GAAP, certain investments in affiliates are consolidated in accordance with Statement of Financial Accounting Standards (SFAS) No. 94, Consolidation of All Majority-Owned Subsidiaries.

          . Investments in bonds, common stocks, and redeemable preferred stocks are generally carried at cost or amortized cost; under GAAP, investments in bonds, common stocks, and preferred stocks, other than those classified as held to maturity, are carried at fair value.

          . Certain assets (principally furniture, equipment, prepaid expenses, agents' balances and certain deferred tax assets) have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under GAAP, such amounts are carried at amortized cost with the appropriate valuation allowance, when necessary.

          . Intangible assets (present value of future profits and goodwill) and other adjustments, resulting from the Company's and its subsidiaries' acquisitions, are not recorded; under GAAP, these assets are recorded and amortized over their expected life.

          . Derivative instruments are valued consistently with the hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Under GAAP, derivatives are held at fair value and all changes in fair value are taken initially through Equity (for qualified cash flow hedges) or net income, with an offset change in value for changes in the hedged item (for qualified fair value hedges.)

          . Aggregate reserves for life, annuities and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Morbidity assumptions are based on the Company's experience. Under GAAP, the reserves are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired.

          . Interest Maintenance Reserve (IMR) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

          . Federal income taxes are provided for the Company's estimated current and deferred liability. Deferred taxes are provided for differences between financial statement and tax bases of assets and liabilities. Changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in statutory surplus, while under GAAP, these changes are

                                        8                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

               included in income tax expense or benefit. Gross deferred tax assets not meeting the realization criteria outlined in SSAP No. 10 are not admitted. Under GAAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized.

          . Asset Valuation Reserve (AVR) represents a contingency reserve for credit-related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

          . Policy acquisition costs are expensed as incurred, while under GAAP these costs are deferred and recognized over either (1) the expected premium paying period or (2) the estimated life of the contract.

          . Reserves are reported net of ceded reinsurance; under GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an off-setting reinsurance receivable.

          . A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

          . The Statements of Operations are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Accident and health premiums are earned on a pro rata basis over the term of the policies. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue but as deposits including those held in Separate Accounts.

          . Revenues for universal life policies and investment products consist of the entire premium received; benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue; benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

          . The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under GAAP, cumulative effect of changes in accounting principles affect net income.

          . The change in the unrealized gain or loss on certain investments and foreign exchange translation gains and losses are recorded as increases or decreases in statutory surplus; under GAAP, such unrealized gains and losses are recorded as a component of comprehensive income.

          . The Statements of Cash Flows differ in certain respects from the presentation required by SFAS No. 95, Statement of Cash Flows, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

                                        9                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          The principal differences between statutory capital and surplus and GAAP shareholder's interest and net income (loss) as of and for the years ended December 31, 2003 and 2002 were as follows:

                                                        (Unaudited)
                                          ---------------------------------------
                                                 Equity         Net income (loss)
                                          -------------------   -----------------
                                             2003       2002      2003     2002
                                          ---------   -------    ------   ------
          Statutory basis:                $ 2,792.2   2,410.0     280.7    (26.9)
             Investment in subsidiaries     5,647.1   5,284.3     (87.9)    36.8
             Investment valuation
                differences                 1,870.8   1,237.1     338.3    266.0
             Intangible assets                279.0     315.1     (14.6)    (8.2)
             Reserves                        (245.3)   (313.3)    232.3    427.3
             IMR                              456.8     440.0     (46.0)   (40.7)
             Deferred income taxes           (507.4)   (380.9)     23.7    152.1
             AVR                              173.9     108.6        --       --
             Nonadmitted assets                45.3      46.9        --       --
             Deferred acquisition costs     1,242.1   1,239.9     (89.1)   (84.9)
             Other                           (756.1)   (543.1)   (144.8)  (111.9)
                                          ---------   -------    ------   ------
                GAAP basis                $10,998.4   9,844.6     492.6    609.6
                                          =========   =======    ======   ======

     (e)  Recognition of Revenue and Related Expenses

          Scheduled life premiums are recognized as income over the premium paying period of the related policies. Flexible and single premiums and annuity consideration are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operation as incurred.

     (f)  Investments

          Investments in bonds are generally stated at amortized cost except for bonds where the NAIC rating has fallen to six and the NAIC market value has fallen below amortized cost, in which case they are carried at NAIC market value. Amortization of mortgage and asset-backed bonds is based on anticipated prepayments at the date of purchase, with significant changes in estimated cash flows from original purchase assumptions recognized using a composite method. Amortization is accounted for using a method that approximates the interest method. Prepayment assumptions for mortgage and asset-backed bonds are obtained from broker-dealer surveys or internal estimates.

          Common stock of unaffiliated companies is carried at market value. Investments in common stocks of wholly owned subsidiaries, (see note 1(a)), are valued at the statutory equity of the subsidiaries as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC. Changes in the proportionate share of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as income when paid. Dividends of $5.9 and $61.9 were received from the Company's subsidiaries during 2003 and 2002, respectively.

                                       10                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          Preferred stocks are carried at cost, except where the NAIC rating is 4 or below and the NAIC market value has fallen below amortized cost, in which case it is carried at NAIC market value. During 2003 and 2002, there were no realized losses relating to preferred stocks as a result of impairment.

          Short-term investments are stated at cost, which approximates fair value. Real estate is stated at depreciated cost. Mortgage loans and policy loans are stated at their unpaid principal balance, less an allowance for loan losses, if any. Limited partnerships' interests are accounted for using the equity method. European style call options are accounted for at fair value, with changes recorded in operations (consistent with the hedged item of equity indexed annuities).

          Impairment of investment securities results in a charge to operations when a market decline below cost is other than temporary. Management regularly reviews each investment security for impairment based on criteria that include the extent to which cost exceeds market value, the duration of that market decline and analysis of the financial health of and specific prospects for the issuer. The Company actively performs comprehensive market research, monitors market conditions and segments its investments by credit risk in order to minimize impairment risks. As of December 31, 2003 and 2002, there were $39.6 and $61.6 of realized losses related to bond holdings as a result of impairment, respectively.

          The Company temporarily loans securities to broker-dealers and other financial institutions. In accordance with the NAIC Valuations of Securities manual, the Company requires minimum collateral on securities loaned equal to 102% of the market value of the loaned securities. Collateral requirements are validated daily by the Company. The Company also tracks each lending transaction and the data elements necessary for NAIC reporting. As of December 31, 2003 and 2002, the Company had loaned securities with a market value of $2,267.8 and $1,076.2 to others, respectively.

          Realized investment gains and losses, determined on a specific identification basis, are reduced by amounts transferred to IMR and are reflected as an element of net income, net of related tax. For bonds and preferred stock carried at NAIC market value, the difference between amortized cost and market value is treated as a nonadmitted asset. Changes in market values of common stock and changes in statutory equity of unconsolidated subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

     (g)  Nonadmitted Assets

          Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Changes in these assets are presented as changes in unassigned surplus.

     (h)  Aggregate Reserves

          Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

                                       11                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Liabilities for life policy reserves are based on statutory mortality and interest requirements without consideration of withdrawals.

          Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates, mortality, or morbidity assumptions.

          Reserve estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

     (i)  Policy and Contract Claims and Claims Adjustment Expenses

          The liability for claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The liability includes a provision for (a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insured, and (c) claims adjustment expenses.

     (j)  Interest Maintenance Reserve

          The IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments. These gains and losses are amortized into income on a level yield method over the estimated remaining life of the investment sold or called.

     (k)  Asset Valuation Reserve

          The AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

     (l)  Income Taxes

          The Company files a consolidated life insurance federal income tax return with its subsidiaries: GELAAC, Jamestown Life Insurance Company
          (JLIC), First Colony Life Insurance Company (FCL), American Mayflower Life Insurance Company of New York (AML), FHL, GECLA, PIC, River Lake Life Insurance Company, and UFLIC.

          The method of income tax allocation is subject to written agreement. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

                                       12                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          The Internal Revenue Service (IRS) is currently examining the Company for the years 2000 through 2002. Additionally, certain issues for prior years are being protested at the Appeals level. In 2000, the Company entered into an inter-company agreement with GNA, an affiliate, in which GNA assumed, on a nonrecourse basis, certain tax liabilities. Accordingly, certain previously held reserves were no longer required.

          Federal income tax expense on income before realized capital gains varies from amounts computed by applying the current federal corporate income tax rate to income before federal income taxes. This is principally due to the effect of differences in calculations of aggregate reserves, amortization of intangibles, deferral of market discount on bonds, deferral of policy acquisition costs, and deduction for dividends received.

     (m)  Reinsurance

          Reinsurance premiums, commissions, expense reimbursement, claims, and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

          A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile. Changes in this liability are reported directly in unassigned surplus.

          Policy and contract liabilities ceded have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

     (n)  Guaranty Fund Assessments

          The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

     (o)  Electronic Data Processing (EDP) Equipment and Software

          EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for central fixed assets and intangible assets, and are depreciated over three years on a straight-line basis). At December 31, 2003 and 2002, depreciation expense was $4.4 and $4.7, respectively. Accumulated depreciation totaled $22.4 and $18.8 for December 31, 2003 and 2002, respectively.

     (p)  Derivatives

          Derivative instruments are valued consistently with the item being hedged. Realized investment gains and losses, determined on a specific identification basis, are reduced by amounts transferred to IMR and are reflected as an element of net income, net of tax. At December 31, 2003, all derivative instruments were carried at amortized cost except for the call options, which were recorded at fair

                                       13                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          value. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations.

          Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. This statement establishes statutory accounting principles for derivative instruments and hedging, income generation, and replication (synthetic asset) transactions using selected concepts outlined in SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This statement supersedes the provisions of SSAP No. 31, Derivative Instruments, and the impact was not material.

     (q)  Prior Period Correction

          The balance reflected as a prior period correction represents the correction of immaterial errors in the prior period statutory financial statements. These corrections are reported as adjustments to unassigned funds in the period that the item is identified in accordance with the NAIC SSAP No. 3, Accounting Changes and Corrections of Errors.

     (r)  Reclassifications

          Certain prior year amounts in the accompanying financial statements and notes thereto have been reclassified to conform to the current year's presentation. There is no impact on net income (loss) or capital and surplus from these reclassifications.

                                       14                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

(2)  Investments

     (a)  Bonds and Preferred and Common Stocks

          At December 31, 2003 and 2002, the carrying values (amortized cost for common stocks), gross unrealized gains and losses, and NAIC market values of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                           Gross        Gross       NAIC
                                             Carrying   unrealized   unrealized    market
                        2003                  value        gains       losses       value
          -------------------------------   ---------   ----------   ----------   --------
          Bonds:
             Governments                    $   555.9       25.9        (0.2)        581.6
             States and political
                subdivisions                    102.5         --        (1.5)        101.0
             Special revenue                    257.1        0.3          --         257.4
             Public utilities                 1,985.0       87.4        (7.5)      2,064.9
             Industrial and miscellaneous    17,982.5      463.2       (51.9)     18,393.8
             Mortgage and asset-backed        4,946.0        0.3        (0.9)      4,945.4
             Parents, subsidiaries,
                and affiliates                  233.1         --          --         233.1
                                            ---------      -----       -----      --------
                Total bonds                  26,062.1      577.1       (62.0)     26,577.2
          Preferred and common stock
             (nonaffiliates)                    114.0        3.4          --         117.4
                                            ---------      -----       -----      --------
                Total bonds and stock       $26,176.1      580.5       (62.0)     26,694.6
                                            =========      =====       =====      ========

                                       15                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

                                                           Gross        Gross       NAIC
                                             Carrying   unrealized   unrealized    market
                         2002                 value        gains       losses       value
          -------------------------------   ---------   ----------   ----------   --------
          Bonds:
             Governments                    $   349.3        6.6         (1.5)       354.4
             States and political
                subdivisions                    126.3        4.1           --        130.4
             Special revenue                    202.8       12.3           --        215.1
             Public utilities                 1,973.8       60.9        (30.4)     2,004.3
             Industrial and miscellaneous    15,963.3      670.1       (163.3)    16,470.1
             Mortgage and asset-backed        4,994.6        1.0           --      4,995.6
             Parents, subsidiaries,
                and affiliates                  233.1         --           --        233.1
                                            ---------      -----       ------     --------
                Total bonds                  23,843.2      755.0       (195.2)    24,403.0
          Preferred and common stock
             (nonaffiliates)                    177.0        1.5        (20.8)       157.7
                                            ---------      -----       ------     --------
                Total bonds and stock       $24,020.2      756.5       (216.0)    24,560.7
                                            =========      =====       ======     ========

          The fair value of bonds in accordance with GAAP was $27,338.1 and $24,502.1 at December 31, 2003 and 2002, respectively.

          The scheduled maturity distribution of the bond portfolio at December 31, 2003 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          NAIC
                                                             Carrying    market
                                                              value       value
                                                            ---------   --------
          Due in one year or less                           $   651.5      653.5
          Due after one year through five years               4,734.0    4,837.3
          Due after five years through ten years              4,733.5    4,813.5
          Due after ten years                                10,997.1   11,327.5
                                                            ---------   --------
             Subtotals                                       21,116.1   21,631.8
          Mortgage and asset-backed securities                4,946.0    4,945.4
                                                            ---------   --------
             Totals                                         $26,062.1   26,577.2
                                                            =========   ========

          As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $3.8 at December 31, 2003 and 2002.

                                       16                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          At December 31, 2003, approximately 69.0% of the Company's investment portfolio is comprised of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade, and senior secured bonds. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

          At December 31, 2003, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of capital and surplus except as follows:

                                                                   Issuer amount
                                                                   -------------
          Federal Home Life Insurance Company                         $1,146.7
          Union Fidelity Life Insurance Company                          544.1
          GE Life and Annuity Assurance Company                          376.7
          LB-UBS Comm Mortgage Trust                                     372.0

          The credit quality of the bond portfolio at December 31, 2003 and 2002 follows. The quality ratings represent NAIC designations.

                                                 2003                  2002
                                         -------------------   -------------------
                                          Carrying              Carrying
                                           value     Percent     value     Percent
                                         ---------   -------   ---------   -------
          Class 1 - highest quality      $16,046.9     61.6%   $14,434.2     60.6%
          Class 2 - high quality           8,250.8     31.7      7,732.3     32.4
          Class 3 - medium quality           994.8      3.8      1,051.1      4.4
          Class 4 - low quality              493.0      1.9        321.8      1.3
          Class 5 - lower quality            217.2      0.8        203.7      0.9
          Class 6 - in or near default        59.4      0.2        100.1      0.4
                                         ---------    -----    ---------    -----
             Totals                      $26,062.1    100.0%   $23,843.2    100.0%
                                         =========    =====    =========    =====

          Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3, as assigned by a rating service such as Standard and Poor's Corporation or Moody's Investment Services, are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality) and D ratings as Class 6 (in or near default).

          Bonds with a book value of $59.4 and $100.1 and statement value of $59.4 and $101.7 were in default at December 31, 2003 and 2002, respectively.

                                       17                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     (b)  Common Stocks of Affiliates

          The Company's investment in common stock at December 31, 2003 and 2002 includes its proportionate ownership percentage as disclosed in note 1(a). The following tables summarize data from the statutory financial statements of those affiliates (excluding GE Seguros, S.A. de C.V., GEFA Special Purpose Two, Five, and Six, LLCs, and GFCM LLC which are not significant), as of and for the years ended December 31, 2003 and 2002, respectively.

                                           UFLIC     GELAAC     PIC     FHL      GECLA
                                         --------   --------   ----   -------   -------
          2003:
             Total admitted assets       $1,266.9   19,580.6   68.1   2,372.7   4,846.5
             Total liabilities              643.8   19,018.2   51.4   1,198.7   4,708.4
             Total capital and surplus      623.1      562.4   16.7   1,174.0     138.1
             Net income (loss)               40.7      (28.0)  (0.7)      9.6     (32.4)

          2002:
             Total admitted assets       $1,328.7   18,888.3   69.7   2,195.5   4,108.8
             Total liabilities              725.0   18,337.6   52.4   1,239.0   3,931.3
             Total capital and surplus      603.7      550.7   17.3     956.5     177.5
             Net income (loss)               45.7      (48.8)  (0.5)     12.7     (32.3)

     (c)  Mortgage Loans

          At December 31, 2003 and 2002, the Company's mortgage loan portfolio consisted of 931 and 1,012 first lien commercial mortgage loans, respectively. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and have a maximum loan-to-value ratio of 75% at the date of origination. The Company does not engage in construction lending or land loans.

          The Company originated $310.4 and $149.9 of mortgages secured by real estate in California, which represents 23.9% and 16.7% of 2003 and 2002 originations, respectively. At December 31, 2003 and 2002, the Company held $703.0 and $610.4 of mortgages secured by real estate in California which is 22.8% and 20.3% of its total mortgage portfolio in 2003 and 2002, respectively.

          The portfolio consisted of loans with an average loan balance of $3.3 at December 31, 2003. There was one loan totaling $2.7 with principal or interest payments delinquent more than 180 days as of December 31, 2003. At December 31, 2003, 99.9% or $3,075.5 of the Company's
          mortgages were in good standing. The maximum and minimum lending rates for mortgage loans during 2003 were 9.5% and 2.3%, respectively.

     (d)  Derivative Instruments

          The Company held European style call options with a carrying value of $22.2 and $27.4 at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the notional value of these options was $457.1 and $457.1, respectively, and these options have expiration dates from May 2004 to August 2010 and February 2002 and August 2010, respectively. The options are used to hedge market risk associated with the Company's equity indexed annuity product.

                                       18                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          The Company held Bermudan swap options with a carrying value of $2.4 and $5.7 at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the notional value of these options was $23.5 and $47.5, respectively, and these options have expiration dates from March 2026 to December 2026 and February 2023 to December 2026, respectively. The options are used to hedge market risk associated with the Company's equity indexed annuity product.

          The Company held interest rate swaps with a fair value of $77.4 and $90.0 at December 31, 2003 and 2002, respectively. The notional value of these swaps was $8.6 billion and $7.2 billion at December 31, 2003 and 2002, respectively, and these swaps have expiration dates from July 2004 to December 2048 and February 2004 to December 2029, respectively. The floors and swaps are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities.

          The conversion of interest rate risk into credit risk results in a need to monitor counterparty credit risk actively. At December 31, 2003, there were no notional amounts of long-term derivatives for which the counterparty credit criteria was rated below A.

          Following is an analysis of credit risk exposures as of December 31:

             Percentage of Notional Derivative Exposure by Counterparty Credit
                                          Rating

                                  Moody's                           2003   2002
          -------------------------------------------------------   ----   ----
          Aaa                                                       93.5%  94.1%
          Aa                                                         6.0    5.4
          A                                                          0.5    0.5

     (e)  Net Investment Income

          For the years ended December 31, 2003 and 2002, the sources of investment income of the Company were as follows:

                                                               2003       2002
                                                             --------   -------
          Bonds                                              $1,439.0   1,322.0
          Preferred and common stock                              5.9      75.3
          Mortgage loans                                        209.8     193.8
          Real estate                                             0.1       0.2
          Policy loans                                           57.4      46.5
          Short-term investments                                  0.4      12.2
          Other invested assets                                   2.6       2.0
          Derivatives                                           (29.8)    (28.3)
          Other                                                  15.3       9.0
                                                             --------   -------
             Gross investment income                          1,700.7   1,632.7
          Investment expenses                                  (193.0)   (169.1)
                                                             --------   -------
             Net investment income                           $1,507.7   1,463.6
                                                             ========   =======

                                       19                             Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          For the years ended December 31, 2003 and 2002, proceeds and gross realized capital gains and losses resulting from sales or other redemptions of investment securities were as follows:

                                                               2003       2002
                                                             --------   -------
          Proceeds from sales or other redemptions of
             fixed maturities                                $5,068.7   8,143.1
                                                             ========   =======
          Gross realized capital:
             Gains                                           $   94.4     298.2
             Losses                                             (59.5)   (139.0)
                                                             --------   -------
                Subtotal                                         34.9     159.2
          Federal income tax provision                           21.3     (70.4)
          Transferred to IMR, net of tax                        (62.8)   (164.1)
                                                             --------   -------
                Net realized capital losses                  $   (6.6)    (75.3)
                                                             ========   =======

(3)  Aggregate Reserves

     Liabilities for the life insurance products are based on the 1958 CSO, 1958 CET, 1980 CSO, or 1980 CET tables assuming interest rates ranging from 2.75% to 6.0%. Liabilities for most annuities use either the 1971 IAM, 1971 GAM, 1983 GAM, a-2000, 37SA or 1983a mortality tables with interest rates ranging from 2.5% to 11.25%.

     As of December 31, 2003 and 2002, the following table summarizes the aggregate reserves for the Company:

                 Line of business                              2003       2002
     ---------------------------------------                ---------   --------
     Individual life:
        Traditional                                         $   442.2      400.2
        Universal                                               106.4       72.0
     Individual supplementary contracts with
        life contingencies                                      127.3      121.3
                                                            ---------   --------
              Total individual life                             675.9      593.5
     Group life                                               1,181.4    1,061.8
                                                            ---------   --------
              Total life                                      1,857.3    1,655.3
                                                            ---------   --------
     Annuities:
        Individual annuities:
           Immediate                                          3,999.3    3,531.7
           Deferred                                           9,170.2    8,786.4
                                                            ---------   --------
              Total individual annuities                     13,169.5   12,318.1

                                       20                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

                          Line of business                           2003       2002
     ----------------------------------------------------------   ---------   --------
     Group annuities:
        Guaranteed interest contracts                               6,501.9    6,075.9
                                                                  ---------   --------
           Total annuities                                         19,671.4   18,394.0
                                                                  ---------   --------
     Other                                                             52.6       50.3
     A&H:
        Total A&H                                                   4,344.4    3,694.0
                                                                  ---------   --------
           Total life, annuities, and A&H aggregate reserves       25,925.7   23,793.6
                                                                  ---------   --------
     Deposit-type funds:
        Supplementary contracts without
           life contingencies                                         565.3      227.6
        Other deposit-type funds                                      905.3    1,144.9
                                                                  ---------   --------
           Total deposit-type funds                                 1,470.6    1,372.5
                                                                  ---------   --------
           Total aggregate reserves and deposit-type funds        $27,396.3   25,166.1
                                                                  =========   ========

     The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were no reserves for surrender values in excess of reserves otherwise required as of December 31, 2003 and 2002.

     Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies is either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality.

     The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

     As of December 31, 2003, the Company has $8,630.3 of insurance in force for which the future guaranteed maximum gross premiums are less than the future net premiums according to the standard of valuation set by the State of Delaware. Reserves to cover the above insurance totaled $55.8 at year end and are reported in aggregate reserves - life.

     The Tabular Interest, Tabular less Actual Reserve and Tabular Cost have been determined by formula as described in the NAIC instructions.

     Tabular Interest on funds not involving life contingencies has been determined exactly according to amounts credited to each contract.

                                       21                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Contract Funds and Other Liabilities Without Life or Disability
     Contingencies:

                                                                                Percentage
                                                                      Amount     of total
                                                                    ---------   ----------
     Subject to discretionary withdrawal:
        With market value adjustment                                $     2.5        --%
        At book value less current surrender charge of 5% or more     4,640.0      21.7
        At fair value                                                10,272.1      48.1
                                                                    ---------     -----
           Total with adjustment or at market value                  14,914.6      69.8
        At book value without adjustment
           (minimal or no charge or adjustment)                            --        --
     Not subject to discretionary withdrawal                          6,437.6      30.2
                                                                    ---------     -----
           Total (gross)                                             21,352.2     100.0%
                                                                                  =====
     Reinsurance ceded                                                   32.4
                                                                    ---------
           Total (net)                                              $21,319.8
                                                                    =========

     Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2003 are as follows:

              Type                                        Gross   Net of loading
     ---------------------                                -----   --------------
     Ordinary new business                                 $0.4         1.0
     Ordinary renewal                                       7.3        11.6
                                                           ----        ----
        Totals                                             $7.7        12.6
                                                           ====        ====

     The Company's aggregate amount of direct written premium generated by managing general agents or third-party administrators was $20.1 and $15.5 in 2003 and 2002, respectively.

                                       22                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003, and 2002

                          (Dollar amounts in millions)

(4)  Policy and Contract Claims and Liabilities

     Activity in the accident and health policy claim reserve, including the present value of amounts not yet due (which are included as a component of aggregate reserves) of $808.8 and $675.7 at December 31, 2003 and 2002, respectively, is summarized as follows:

                                                               2003       2002
                                                             --------   -------
     Balance at January 1                                    $1,184.3     968.5
        Less reinsurance reserve credit and recoverables        482.2     386.6
                                                             --------   -------
           Net balance January 1                                702.1     581.9
                                                             --------   -------
     Incurred related to:
        Current year                                            382.4     334.9
        Prior years                                             (35.6)    (26.4)
                                                             --------   -------
           Total incurred                                       346.8     308.4
                                                             --------   -------
     Paid related to:
        Current year                                            (26.2)    (22.5)
        Prior year                                             (182.9)   (165.7)
                                                             --------   -------
           Total paid                                          (209.1)   (188.2)
                                                             --------   -------
     Net balance at December 31                                 839.8     702.1
        Plus reinsurance reserve credit and recoverables        617.7     482.2
                                                             --------   -------
           Claim liability at December 31                    $1,457.5   1,184.3
                                                             ========   =======

     As a result of changes in estimates of insured events in prior years, incurred claims decreased by $35.6 in 2003 and decreased by $26.4 in 2002, because of favorable morbidity and life mortality claim ratios.

(5)  Events of September 11th

     The Company did not pay or incur any death claims related to September 11, 2001 during 2003. The Company paid death claims totaling $6.3 for events related to September 11, 2001 during 2002.

                                       23                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

(6)  Transactions with Affiliates

     The Company has agreements covering inter-company actuarial, financial, investment, and other administrative services with the following affiliates:

          Brookfield Life Assurance Company
          FFRL Re Corp.
          Federal Home Life Insurance Company
          GE Life and Annuity Assurance Company
          GE Group Life Assurance Company
          Jamestown Life Insurance Company
          First Colony Life Insurance Company
          Union Fidelity Life Insurance Company
          Heritage Life Insurance Company
          Viking Insurance Company, Ltd.
          Westlake Insurance Company
          Montgomery Ward Insurance Company
          Professional Insurance Company
          River Lake Insurance Company
          Westwood Life Insurance Company

     Settlements under the agreements are made quarterly. For the years ended December 31, 2003 and 2002, the Company made net payments of $63.7 and $56.0 respectively.

     On August 29, 2003, GE Casualty Insurance Company (GEC), GE Property and Casualty Insurance Company (GEP&C), GE Indemnity Company (GEI), and GE Auto and Home Insurance Company were sold to Lexington Insurance Company. Prior to the sale, these companies were parties to the shared services agreement.

     Westwood Indemnity Company was dissolved on December 29, 2003. Prior to its dissolution it was also party to the shared services agreement.

     In June 2003, the Company sold bonds to GELAAC for $79.0 in total consideration. In October 2003, the Company purchased bonds from GELAAC for $129.7 in total consideration.

     In August 2003, the Company purchased at fair value certain investment holdings from GEC. Specifically, the Company purchased mortgage-backed securities, asset-backed securities, common stock, private placement investments and corporate bonds with a fair market value of $12.7.

     In August 2003, the Company purchased at fair value certain investment holdings from GEP&C. Specifically, the Company purchased commercial mortgage-backed securities and private placement investments with a fair market value of $26.8.

     In August 2003, the Company purchased at fair value certain investment holdings from GEI. Specifically, the Company purchased mortgage-backed securities, asset-backed securities, private placement investments and common and preferred stock with a fair market value of $15.5.

                                       24                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     In September 2003, the Company transferred certain commercial mortgage loans to GFCM LLC with a fair market value, after expenses of $886.8 in exchange for cash of $752.3, a fixed maturity security with a fair market value of $11.4 and a 100% ownership interest in GFCM LLC with a fair value of $123.2. In conjunction with this transaction, in September 2003 the Company purchased certain commercial mortgage loans with a fair value and accrued interest of $71.2 from FCL and $70.3 from GELAAC.

     The Company participates in reinsurance agreements whereby the Company assumes/cedes business with its affiliates. See note 10 for further details on inter-company reinsurance agreements.

     The Company had outstanding loans of $3.7 and $15.3 at December 31, 2003 and 2002, respectively, under its Master Promissory Note with its parent, GNA, that was issued January 1, 1995. The available credit of the note is 3% of admitted assets. The principal is payable upon written demand of GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA which was 1.3% and 1.9% during December 2003 and 2002, respectively. Interest of $0.5 was paid in 2003.

     During the year ended December 31, 2003, the Company received dividends from GEFA Special Purpose Two, LLC (SPV Two) and GEFA Special Purpose Six of $3.6 and $2.3, respectively. During the year ended December 31, 2002, the Company received dividends from SPV Two and FHL of $4.3 and $57.6, respectively.

     During the years ended December 31, 2003 and 2002, the Company paid dividends to GNA of $7.5 and $262.8, respectively.

     The Company made no capital contribution to its subsidiaries and affiliated companies during 2003. The Company made a capital contribution in the amount of $35.0 to its subsidiary, GECLA, on December 31, 2002.

     The Company has guaranteed the performance of its subsidiary, GECLA, under reinsurance and administrative services agreements in connection with the Company's reinsurance of a long-term care block from The Traveler's Insurance Company (see note 10). As of December 31,2003 and 2002, GECLA had reserves for this block of business of $423.1 and $342.2, respectively.

(7)  Pension and Defined Benefit Plan

     The Company's employees participate in the GE Pension Plan. Costs are allocated to the Company as a percentage of the employee's base salary. Pension costs allocated to the Company amounted to $0.6 for 2003 and 2002. The Company has no legal obligation for benefits under this plan.

     Employees are eligible for GE medical, dental, and life insurance coverage during retirement subject to age and service requirements. Expenses of this plan are charged to the Company as a percentage of the employee's base salary over the period of the employee's service period. The Company's share of expenses for retirees under this plan was $4.3 in 2003 and 2002. The Company has no legal obligation for benefits under this plan.

     The Company participates in the GE Savings and Security Program (S&SP). Participation in the S&SP is entirely voluntary. Substantially all full time employees are eligible to join the S&SP on the January 1

                                       25                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     following the employees first day of work with the Company and part time employees who meet certain minimum hourly service requirements are eligible to participate. The Company's share of this saving plan expense was $1.3 for 2003 and $1.4 for 2002. The Company has no legal obligation for benefits under this plan.

(8)  Income Taxes

     The components of the net deferred tax assets and deferred tax liabilities recognized in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2003 and 2002 consist of the following:

                                                                 2003     2002
                                                               -------   ------
     Gross deferred tax assets (admitted and nonadmitted)      $ 557.5    495.7
     Gross deferred tax liabilities                              (14.1)   (21.6)
                                                               -------   ------
        Net deferred tax assets                                  543.4    474.1
     Nonadmitted deferred tax assets                            (469.1)  (391.2)
                                                               -------   ------
        Net admitted deferred tax assets                       $  74.3     82.9
                                                               =======   ======
     Increase in deferred tax assets nonadmitted               $  77.9    (38.4)
                                                               =======   ======

     The (benefits) provisions for incurred taxes on earnings for the years ended December 31, 2003 and 2002 are:

                                                                  2003     2002
                                                                -------   -----
     Federal income taxes                                       $ (87.1)  (48.1)
     Federal income tax on net capital gains                      (21.3)   70.4
                                                                -------   -----
        Federal income taxes incurred                           $(108.4)   22.3
                                                                =======   =====

                                       26                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2003 and 2002 are as follows:

                                                                 2003     2002
                                                               -------   ------
     Deferred tax assets:
        Investments                                            $  65.4    110.1
        Miscellaneous receivables                                  3.2      4.1
        Premiums                                                   1.4      0.8
        Fixed asset                                                6.8       --
        Deferred acquisition costs                               176.7    164.5
        Intangibles                                                0.2      0.7
        Guaranty fund assessments                                  4.9      6.7
        Separate account assets                                    1.6      1.2
        Reserves                                                 279.1    177.9
        Accruals                                                  12.9     20.2
        State income taxes                                         2.2      0.9
        Other                                                      3.1      8.6
                                                               -------   ------
           Total deferred tax assets                             557.5    495.7
                                                               -------   ------
     Nonadmitted deferred tax assets                            (469.1)  (391.2)
                                                               -------   ------
           Admitted deferred tax assets                        $  88.4    104.5
                                                               =======   ======

     Deferred tax liabilities:
        Investments                                            $ (11.1)   (21.6)
        Premiums                                                  (3.0)      --
                                                               -------   ------
           Total deferred tax liabilities                        (14.1)   (21.6)
                                                               -------   ------
           Net deferred tax assets                             $  74.3     82.9
                                                               =======   ======

     The change in net deferred income taxes is comprised of the following:

                                                          2003     2002   Change
                                                         ------   -----   ------
     Total deferred tax assets                           $557.5   495.7     61.8
     Total deferred tax liabilities                       (14.1)  (21.6)     7.5
                                                         ------   -----    -----
           Net deferred tax assets                       $543.4   474.1     69.3
                                                         ======   =====    -----
           Change in net deferred income tax                               $69.3
                                                                           =====

                                       27                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

                                                                 2003     2002
                                                               -------   ------

     Current income taxes incurred                             $ (87.1)   (48.1)
     Change in deferred income tax (without tax on
        unrealized gains and losses)                             (69.3)   (53.2)
                                                               -------   ------
           Total income tax reported                           $(156.4)  (101.3)
                                                               =======   ======
     Expected income tax expense at 35% statutory rate         $  70.0      0.1
     Increase (decrease) in actual tax reported resulting
        from:
        Dividends received deduction                              (0.4)      --
        Nondeductible expenses for meals, penalties, and
           lobbying                                                 --      0.3
        Deferred tax benefit of nonadmitted assets                 0.9      0.6
        Tax benefit (detriment) for capital gains (losses)        21.3    (70.4)
        Statutory amortization of IMR                            (16.1)   (14.2)
        Other                                                   (232.1)   (17.7)
                                                               -------   ------
           Total income tax reported                           $(156.4)  (101.3)
                                                               =======   ======

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

                                                                          Amount
                                                                          ------
     Year:
        2001                                                               $65.5

(9)  Commitments and Contingencies

     (a)  Litigation

          The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case and the Allen/Maynard cases described below involving GELAAC, one of the Company's subsidiaries, the ultimate outcome of which, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's financial statements.

          GELAAC was named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of GELAAC's universal life insurance policies and alleges improper practices in connection

                                       28                            (Continued)

                  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

          with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, GELAAC removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. GELAAC has vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve its differences with policyholders, GELAAC agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class and allows GELAAC to continue to serve its customers' needs undistracted by disruptions caused by litigation. The settlement was preliminarily approved by the U.S. District Court for the Middle District of Georgia on May 19, 2004 and is still subject to final review and approval by the court. In the third quarter of 2003, GELAAC accrued $50.0 in reserves relating to this litigation, which represents its best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants, and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

          In addition, GELAAC was named as a defendant in three lawsuits brought by individuals claiming that William Maynard, one of its former dedicated sales specialists, and Anthony Allen, one of its former independent producers, converted customer monies and engaged in various fraudulent acts. All three cases, Monger v. Allen, Maynard, and GELAAC (filed October 24, 2003), Warfel v. Allen, Maynard, Adventure Publishing, and GELAAC (filed February 6, 2004), and Hanrick
          v. Allen, Maynard and GELAAC (filed March 10, 2004), are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen and Maynard's conduct. Specifically, Monger alleges conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940, and negligent supervision. Warfel alleges breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision, and unfair and deceptive trade practices. Hanrick alleges conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, and negligent supervision. Each plaintiff seeks actual or specified damages, treble damages, and punitive damages of an unspecified amount.

          In October 2003, Allen and Maynard were arrested and charged with conversion by the Cumberland County, North Carolina authorities for allegedly failing to remit premium they received from a client to GELAAC. Allen has also been indicted by the Cumberland County, North Carolina authorities for converting the funds of numerous other individuals. The ultimate outcome, and any effect on the Company, of these suits, and any related or similar future suits or claims arising with respect to other similarly situated individuals cannot be determined at this time.

                                       29                            (Continued)

                  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     (b)  Guaranty Association Assessments

          The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

          There are currently several insurance companies, which had substantial amounts of life and annuity business, in the process of liquidation or rehabilitation. At December 31, 2003, the Company has accrued a liability for guaranty fund and other assessments of $25.9 and a related premium tax benefit asset of $16.6. The premium tax benefit is generally realized over a 5-year period, but can vary depending on state law.

     (c)  Mortgage Loan Commitments

          As of December 31, 2003 and 2002, the Company was committed to fund $51.0 and $33.3, respectively, in mortgage loans. Because of the short-term nature of these commitments, the face value is a reasonable estimate of their fair value.

     (d)  Limited Partnership Commitments

          The Company has future commitments of $30.6 on its investments in limited partnerships as of December 31, 2003.

(10) Reinsurance

     The Company follows the usual industry practices of reinsuring (ceding) portions of its risk with other companies. Use of reinsurance does not discharge an insurer from liability on the insurance ceded. The insurer is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial conditions of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. All principal reinsurers maintain an A.M. Best rating of "A" or better.

     Effective September 30, 1985, the Company assumed on a coinsurance basis a portion of the single premium annuity contracts issued between 1985 and 1988 from GECLA. Investments totaling $55.2 and $57.7 at December 31, 2003 and 2002, respectively, were held in a trust account for the benefit of GECLA policyholders allowing GECLA to take the reserve credit on this business. Assumed reinsurance reserves at December 31, 2003 and 2002 were $55.2 and $57.7, respectively.

     Effective October 1, 1998, the Company assumed on a coinsurance basis the long-term care contracts issued by FHL and GELAAC, both affiliates. As of December 31, 2003 and 2002, assumed reinsurance reserves from FHL were $29.5 and $30.5, respectively. As of December 31, 2003 and 2002, assumed reinsurance reserves from GELAAC were $75.2 and $71.1, respectively.

     Effective January 1, 2000, the Company assumed new term and universal life business from FCL and AML, both affiliates. This agreement was terminated with respect to new business in 2001. The reserves

                                       30                            (Continued)

                  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     held from FCL as of December 31, 2003 and 2002 were $199.1 and $168.0, respectively. The reserves held from AML as of December 31, 2003 and 2002 were $12.8 and $7.9, respectively.

     Effective July 1, 2000, the Company entered into a Retrocession Agreement with JLIC, an affiliate, to reinsure, on a modified coinsurance basis, the long-term care business the Company assumed from The Travelers Insurance Company. As of December 31, 2003 and 2002, the reserves ceded to JLIC were $1,151.5 and $962.7, respectively.

     On July 1, 2001, the Company entered into a coinsurance treaty with Brookfield Life Assurance Company ceding 40% of its new and renewal long-term care business excluding the Travelers business on a funds withheld basis. Ceded reinsurance reserves as of December 31, 2003 and 2002 totaled $2,097.5 and $1,790.7, respectively, while ceded premiums for the years ended December 31, 2003 and 2002 totaled $532.3 and $470.9, respectively, for this treaty.

     Effective January 1, 2003, the Company entered a modified coinsurance treaty with Brookfield Life Assurance Company ceding 40% of its new production of fixed deferred annuity premiums. Modified coinsurance reserves as of December 31, 2003 totaled $137.5.

     The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31 were as follows:

                                           Premiums earned     Benefits incurred
                                         -------------------   -----------------
                                            2003       2002      2003      2002
                                         ---------   -------   -------   ------
     Direct                              $ 5,296.9   6,160.1   1,116.5    973.8
     Assumed                                 575.4     610.2     188.8    148.3
     Ceded                                (1,043.5)   (718.6)   (328.6)  (266.3)
                                         ---------   -------   -------   ------
        Net                              $ 4,828.8   6,051.7     976.7    855.8
                                         =========   =======   =======   ======

(11) Statutory Capital and Surplus and Dividend Restriction

     The NAIC utilizes Risk-Based Capital (RBC) to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risk. The RBC formula is designed as an early warning tool for the states to identify potential under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeds the minimum required levels as of December 31, 2003 and 2002.

     State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholders.

     The Company is restricted by the Delaware State Insurance Code as to the amount of dividends that may be paid within a twelve consecutive month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of the policyholder surplus (net of

                                       31                            (Continued)

                  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     capital stock) at December 31 of the previous year, subject to a maximum limit equal to statutory earned surplus. The maximum dividend payout that can be made without prior approval in 2004 is $284.6.

     The Company's preferred stock provides for a $50 per share cumulative dividend. During 2003 and 2002, the Company paid cash dividends on the preferred stock of $7.5 and $22.5, respectively.

(12) Separate Accounts

     The Company's separate accounts represent the assets and liabilities related to the Company's variable annuity contracts and are not guaranteed or supported by other general investments of the Company. In addition, to facilitate operations of the separate accounts, the Company has seed money invested therein which is reflected in the Company's invested assets. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the Statutory Statements of Summary of Operations.

     Information regarding the separate accounts of the Company is as follows:

                                               Nonindexed
                                               guarantee    Nonguaranteed
                                               less than/      separate
                                              equal to 4%      accounts     Total
                                              -----------   -------------   -----
     Reserves at December 31, 2003               $31.1           19.3        50.4

     For accounts with assets at:
        Market value                                --           16.5        16.5
        Amortized cost                            31.1            2.8        33.9
                                                 -----           ----        ----
           Total reserves                        $31.1           19.3        50.4
                                                 =====           ====        ====
     By withdrawal characteristics:
        Subject to discretionary withdrawal      $31.1             --        31.1
        With market value adjustment                --            2.8         2.8
        At market value                             --           16.5        16.5
                                                 -----           ----        ----
           Total reserves                        $31.1           19.3        50.4
                                                 =====           ====        ====

     Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2003 is as follows:

     Transfers as reported in the summary of operations of the
        Separate account statement:
        Transfers from separate accounts                                         $(14.6)
        Other                                                                       1.4
                                                                                 ------
           Net transfers from separate accounts                                   (13.2)
                                                                                 ------
     Transfers as reported in the Statutory Statement of Summary of Operations   $(13.2)
                                                                                 ======

                                       32                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     The separate accounts consist of a closed block of business from modified guaranteed annuities, group deferred variable annuities and single premium deferred annuities (from a financial institution who requested that no investments be made in mortgage loans). All assets, liabilities and surplus related to the separate accounts have been recorded in the statutory financial statements.

(13) Fair Value Disclosures

     The fair values of financial instruments presented below are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

     The carrying value of policy loans, short-term investments, payables and receivables that are financial instruments approximates fair value at December 31, 2003 and 2002, respectively, and therefore are not presented in the table below.

     At December 31, 2003 and 2002, the carrying amounts (under SSAP) and fair values (under GAAP) of the Company's financial instruments were as follows:

                                                  2003                   2002
                                          --------------------   -------------------
                                           Carrying     Fair     Carrying     Fair
                                            amount      value     amount      value
                                          ---------   --------   --------   --------
     Financial instruments:
        Bonds                             $26,062.1   27,338.1   23,843.2   24,502.1
        Preferred stock - nonaffiliates        66.7       77.0       97.4       95.8
        Common stock - nonaffiliates           47.3       46.6       79.6       79.7
        Mortgage loans                      3,078.2    3,204.3    3,000.2    3,090.5
        Bermudan swaptions                      2.4        2.4        5.7        5.7
        Interest rate swaps                   (11.8)      77.4         --       90.0
        Call options                           22.2       22.2       27.4       27.4

     The fair value of bonds and preferred stocks equals quoted market price, if available. If a quoted market price is not available, fair values are estimated based on management's judgment using market prices for similar instruments.

     The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risks.

     The fair value of all derivative swap options, swaps, and call options is based on comparable market transactions, discounted future cash flows, quoted market prices, and/or estimates of the cost to terminate or otherwise settle obligations.

                                       33                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

(14) Subsequent Event

     In November 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth) that will comprise most of its life and mortgage insurance operations, including the Company. On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth, including the Company, and on the same date, Genworth completed its IPO.

     On April 15, 2004, the Company entered into two reinsurance agreements with UFLIC pursuant to which it ceded, effective as of January 1, 2004, it structured settlement block of business and a block of long term care insurance assumed from The Travelers Insurance Company in 2000. Approximately $4.3 billion of structured settlement reserves and $1.1 billion of long term care insurance reserves were ceded to UFLIC under the reinsurance agreements. UFLIC was not transferred to Genworth and remains a subsidiary of GE. The reinsurance transactions, which were entered into in connection with the proposed IPO, were reviewed and approved by the Delaware Department of Insurance.

     Concurrently with the consummation of the reinsurance agreements, the Company paid a dividend to its shareholders consisting of cash, securities, and 526,271.7 shares of the common stock of UFLIC. A portion of this dividend, together with amounts paid by certain of the Company's affiliates, was used by GEFAHI to make a capital contribution to UFLIC. The aggregate value of the dividend, excluding the UFLIC common stock, using the fair market value of the securities as of 2004 first quarter close, was $856.4. The Company is currently in the process of determining the fair market value of the securities as of the dividend payment date.

     On April 15, 2004, JLIC terminated a modified coinsurance retrocession agreement with GECA, effective as of January 1, 2004, pursuant to which GECA had retroceded to JLIC a block of long term care business that GECA had assumed from The Travelers Insurance Company. Approximately $372 million of recapture fees were credited to JLIC under the modified coinsurance retrocession agreement.

                                       34                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

(15) Reconciliation to Annual Statement

     The accompanying statutory financials do not agree to the 2003 Annual Statement of the Company. The differences in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, and the Statutory Statements of Summary of Operations and the Statutory Statements of Changes in Capital and Surplus result from adjusting the value of a subsidiary and the reversal of prior year differences. The following table summarizes the differences:

                                                                                    As reported
                                                                                    on attached
                                                      As reported in                  summary
                                                     the 2003 annual                 financial
                                                        statement      Difference    statements
                                                     ---------------   ----------   -----------
     Statutory Statements of Admitted Assets,
        Liabilities and Capital and Surplus:
           Common stocks - affiliates                    $2,378.0         18.4        2,396.4
           Unassigned surplus                               617.7         18.4          636.1
     Statutory Statements of Summary of
        Operations:

           Change in unrealized gain (loss) on
              S&P options                                    (9.8)        17.6            7.8
           Net income                                       263.1         17.6          280.7
     Statutory Statements of Changes in Capital
        and Surplus:

           Net income                                       263.1         17.6          280.7
           Change in net unrealized capital losses          220.9         18.4          239.3
           Change in asset valuation reserve                (43.6)       (21.7)         (65.3)
           Unassigned surplus                               617.7         18.4          636.1

                                       35                            (Continued)

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                          (Dollar amounts in millions)

     The accompanying statutory financials do not agree to the 2002 Annual Statement of the Company. The differences in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, and the Statutory Statements of Summary of Operations and the Statutory Statements of Changes in Capital and Surplus result from an oversight in the valuation of derivative instruments and the impact of this oversight on the asset valuation reserve. The following table summarizes the differences:

                                                                                 As reported
                                                                                 on attached
                                                   As reported in                  summary
                                                  the 2002 annual                 financial
                                                     statement      Difference    statements
                                                  ---------------   ----------   -----------
     Statutory statements of admitted assets,
        liabilities and capital and surplus:
           Derivative instruments                     $ 50.7          (17.6)         33.1
           Asset valuation reserve                     130.3          (21.7)        108.6
           Unassigned surplus                          249.8            4.1         253.9
     Statutory statements of summary of
        operations:
           Change in unrealized loss on
              S&P options                               11.0          (17.6)         (6.6)
           Net loss                                     (9.3)         (17.6)        (26.9)
     Statutory statements of changes in capital
        and surplus:
           Net loss                                     (9.3)         (17.6)        (26.9)
           Change in asset valuation reserve            20.2           21.7          41.9
           Unassigned surplus                          249.8            4.1         253.9

                                                                      Schedule 1

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                            Schedule of Selected Data

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

Investment income earned:
   U.S. government bonds                                                  $    17.4
   Other bonds (nonaffiliates)                                              1,421.6
   Preferred stocks (nonaffiliates)                                             5.7
   Common stocks (nonaffiliates)                                                0.2
   Mortgage loans                                                             209.8
   Real estate                                                                  0.1
   Premium notes, policy loans, and liens                                      57.4
   Cash/short-term investments                                                  0.4
   Other invested assets                                                        2.6
   Derivative instruments                                                     (29.8)
   Aggregate write-ins for investment income                                   15.3
                                                                          ---------
         Gross investment income                                          $ 1,700.7
                                                                          =========
Real estate owned - book value less encumbrances                          $     0.4
                                                                          =========
Mortgage loans - book value:
   Commercial mortgages                                                   $ 3,078.2
                                                                          ---------
         Total mortgage loans                                             $ 3,078.2
                                                                          =========
Mortgage loans by standing - book value:
   Good standing                                                          $ 3,075.5
                                                                          =========
   Good standing with restructured terms                                  $      --
                                                                          =========
   Interest overdue more than 90 days, not in foreclosure                 $      --
                                                                          =========
   Foreclosure in process                                                 $     2.7
                                                                          =========
Other long-term assets - statement value                                  $    57.3
                                                                          =========
Collateral loans                                                          $      --
                                                                          =========
Bonds and stocks of parents, subsidiaries, and affiliates - book value:
   Common stocks                                                          $ 2,396.4
                                                                          =========
Bondsand short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
      Due within one year or less                                         $ 1,832.7
      Over 1 year through 5 years                                           7,467.7
      Over 5 years through 10 years                                         5,728.0
      Over 10 years through 20 years                                        2,287.2
      Over 20 years                                                         8,971.1
                                                                          ---------
         Total by maturity                                                $26,286.7
                                                                          =========
   Bonds and short-term investments by class - statement value:
      Class 1                                                             $16,249.4
      Class 2                                                               8,272.9
      Class 3                                                                 994.8
      Class 4                                                                 493.0
      Class 5                                                                 217.2
      Class 6                                                                  59.4
                                                                          ---------
         Total by class                                                   $26,286.7
                                                                          =========

                                       37                            (Continued)

                                                                      Schedule 1

                 GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                            Schedule of Selected Data

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

Total bonds and short-term investments publicly traded                    $20,453.5
                                                                          =========
Total bonds and short-term investments privately placed                   $ 5,833.2
                                                                          =========
Preferred stocks - statement value                                        $    66.7
                                                                          =========
Common stocks (unaffiliates) - market value                               $    46.6
                                                                          =========
Short-term investments - book value                                       $   224.6
                                                                          =========
Options, caps, and floors owned - statement value                         $      --
                                                                          =========
Options, caps, and floors written and in force - statement value          $      --
                                                                          =========
Collar, swap, and forward agreements open - statement value               $      --
                                                                          =========
Futures contracts open - current value                                    $      --
                                                                          =========
Cash on deposit                                                           $    14.0
                                                                          =========
Life insurance in force (gross):
   Industrial                                                             $      --
                                                                          =========
   Ordinary                                                               $    97.9
                                                                          =========
   Credit life                                                            $      --
                                                                          =========
   Group Life                                                             $     2.8
                                                                          =========
Amount of accidental death insurance in force under ordinary policies     $      --
                                                                          =========
Life insurance policies with disability provisions in force:
   Industrial                                                             $      --
                                                                          =========
   Ordinary                                                               $      --
                                                                          =========
   Credit life                                                            $      --
                                                                          =========
   Group Life                                                             $      --
                                                                          =========
Supplementary contracts in force:
   Ordinary - not involving life contingencies:
      Amount on deposit                                                   $    52.4
                                                                          =========
      Income payable                                                      $    63.7
                                                                          =========
   Ordinary - involving life contingencies:
      Income payable                                                      $    18.0
                                                                          =========
   Group - not involving life contingencies:
      Amount on deposit                                                   $      --
                                                                          =========
      Income payable                                                      $      --
                                                                          =========
   Group - involving life contingencies:
      Income payable                                                      $      --
                                                                          =========
   Annuities:
      Ordinary:
         Immediate - amount of income payable                             $   285.6
                                                                          =========
         Deferred - fully paid account balance                            $ 9,323.5
                                                                          =========
         Deferred - not fully paid - account balance                      $     4.9
                                                                          =========

                                       38                            (Continued)

                                                                      Schedule 1

                  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                            Schedule of Selected Data

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

   Group:
      Amount of income payable                                            $   69.4
                                                                          ========
      Fully paid account balance                                          $  541.5
                                                                          ========
      Not fully paid - account balance                                    $   26.0
                                                                          ========
Accident and health insurance - premiums in force:
   Ordinary                                                               $1,292.7
                                                                          ========
   Group                                                                  $  124.8
                                                                          ========
   Credit                                                                 $     --
                                                                          ========
Deposit funds and dividend accumulations:
   Deposit funds - account balance                                        $     --
                                                                          ========
   Dividend accumulations - account balance                               $     --
                                                                          ========
Claim payments 2003:
   Group accident and health - year ended December 31, 2003:
      2003                                                                $    3.7
                                                                          ========
      2002                                                                $    9.3
                                                                          ========
      2001                                                                $    6.6
                                                                          ========
      2000                                                                $    5.5
                                                                          ========
      1999                                                                $    2.3
                                                                          ========
      Prior                                                               $    6.8
                                                                          ========
   Other accident and health - year ended December 31, 2003:
      2003                                                                $   22.5
                                                                          ========
      2002                                                                $   60.0
                                                                          ========
      2001                                                                $   41.5
                                                                          ========
      2000                                                                $   25.0
                                                                          ========
      1999                                                                $   13.0
                                                                          ========
      Prior                                                               $   13.4
                                                                          ========
   Other coverages that use developmental methods to calculate claims reserves: Claims reserves:
      2003                                                                $     --
                                                                          ========
      2002                                                                $     --
                                                                          ========
      2001                                                                $     --
                                                                          ========
      2000                                                                $     --
                                                                          ========
      1999                                                                $     --
                                                                          ========
      Prior                                                               $     --
                                                                          ========

See accompanying independent auditors' report.

                                                                      Schedule 2

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                  Supplemental Investment Risk Interrogatories

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

1.   Total admitted assets at December 31, 2003: $33,684.4

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans.

                                                                   Percentage of
                                                                  total admitted
           Investment Category                           Amount       assets
     -------------------------------                     ------   --------------
     LB-UBS COMM MORTGAGE TRUST                          $372.0         1.1%
     CSFB                                                 243.6         0.7
     GE FINANCIAL ASSURANCE HOLDINGS                      233.1         0.7
     MORGAN STANLEY CAPITAL 1                             160.6         0.5
     ANHEUSER-BUSCH COS INC                               157.8         0.5
     GMAC                                                 140.5         0.4
     WEYERHAEUSER CO                                      124.1         0.4
     KROGER CO                                            122.7         0.4
     WALT DISNEY COMPANY                                  114.6         0.3
     NJ ECONOMIC DEV AUTHORITY                            113.0         0.3

3. State the amount and percentages of the reporting entity's total admitted assets held in bonds and short-term investments and preferred stocks by NAIC rating:

     Bonds and short-term investments                        Preferred stocks
     --------------------------------                     ---------------------
     NAIC-1   $16,249.4   48.3%                           P/PSF-1   $25.6   0.1%
     NAIC-2     8,272.9   24.6                            P/PSF-2    41.1   0.1
     NAIC-3       994.8    2.9
     NAIC-4       493.0    1.4
     NAIC-5       217.2    0.6
     NAIC-6        59.4    0.2

4. Assets held in foreign investments are more than 2.5% of the reporting entity's total admitted assets.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                   Percentage of
                                                  total admitted
                                        Amount        assets
                                       --------   --------------
     Countries rated NAIC-1            $2,155.7         6.4%
     Countries rated NAIC-2                87.4         0.3
     Countries rated NAIC-3 or below       55.6         0.2

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                 Percentage of
                                                total admitted
          Countries rated NAIC-1       Amount       assets
     -------------------------------   ------   --------------
     UNITED KINGDOM                    $591.4         1.8%
     AUSTRALIA                          223.0         0.7

                                                 Percentage of
                                                total admitted
          Countries rated NAIC-2       Amount       assets
     -------------------------------   ------   --------------
     MEXICO                             $72.4         0.2%
     CHINA                                9.4          --

                                                 Percentage of
                                                total admitted
     Countries rated NAIC-3 or Below   Amount       assets
     -------------------------------   ------   --------------
     BRAZIL                             $24.5         0.1%
     COLUMBIA                             9.4          --

                                       40                            (Continued)

                                                                      Schedule 2

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                  Supplemental Investment Risk Interrogatories

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

7.   List the 10 largest nonsovereign (i.e., nongovernmental) foreign issues:

                            Percentage of
                            total admitted
     NAIC Rating   Amount       assets
     -----------   ------   --------------
          1         $90.7         0.3%
          1          88.1         0.3
          1          61.5         0.2
          1          54.9         0.2
          1          45.4         0.1
          1          35.9         0.1
          1          35.9         0.1
          1          35.0         0.1
          1          31.4         0.1
          1          28.9         0.1

8. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged:

                                                                  Percentage of
                                                                 total admitted
                                                       Amount         assets
                                                      --------   --------------
     Canadian currency exposure, including Canadian
        currency-denominated investments              $1,128.4         3.3%

9. The Company's total investments with contractual sales restrictions are less than 2.5% of total admitted assets.

10. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

                                                                  Percentage of
                                                                 total admitted
                    Investment category                Amount        assets
     ----------------------------------------------   --------   --------------
     FEDERAL HOME LIFE INSURANCE COMPANY              $1,146.7         3.4%
     UNION FIDELITY LIFE INSURANCE COMPANY               544.1         1.6
     GE LIFE AND ANNUITY ASSURANCE COMPANY               376.7         1.1
     GE CAPITAL LIFE INSURANCE COMPANY OF NEW YORK       138.1         0.4
     GFCM LLC                                            113.0         0.3
     CENTAUR FUNDING CORP                                 38.9         0.1
     FLEET FUNDING INC                                    25.6         0.1
     GE FUNDS                                             23.0         0.1
     GEFA SPECIAL PURPOSE FIVE, LLC                       18.5         0.1
     GEFA SPECIAL PURPOSE SIX, LLC                        18.0         0.1

11. The Company's total investment in nonaffiliated, privately placed equities is less than 2.5% of total admitted assets.

12. The Company's total investment in general partnership interests are less than 2.5% of total admitted assets.

13.  List of 10 largest mortgages:

         Type
     (Residential,             Percentage of
      commercial,             total admitted
      agriculture)   Amount       assets
     -------------   ------   --------------
     COMMERCIAL       $55.1         0.2%
     COMMERCIAL        47.8         0.1
     COMMERCIAL        32.5         0.1
     COMMERCIAL        30.0         0.1
     COMMERCIAL        27.6         0.1
     COMMERCIAL        27.5         0.1
     COMMERCIAL        24.9         0.1
     COMMERCIAL        24.6         0.1
     COMMERCIAL        24.5         0.1
     COMMERCIAL        24.0         0.1

                                       41                            (Continued)

                                                                      Schedule 2

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                  Supplemental Investment Risk Interrogatories

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

14. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     Loan to value                                                 Commercial
     -------------                                               --------------
     Above 95%                                                   $   19.9   0.1%
     91% to 95%                                                        --    --
     81% to 90%                                                        --    --
     71% to 80%                                                     215.2   0.7
     Below 70%                                                    2,843.1   8.4
     Mortgage loans in the process of foreclosure                $    2.7    --%
     Mortgage loans foreclosed                                         --    --

15. The Company's holdings in real estate are less than 2.5% of the reporting entity's total admitted assets.

16.  The Company has assets subject to the following types of agreements:

                                    At year end        At end of each quarter
                                  --------------    ----------------------------
                                                     1st Qtr   2nd Qtr   3rd Qtr
                                                    --------   -------   -------
     Securities lending (do not
        include assets held as
        collateral for such
        transactions)             $2,267.9   6.7%   $1,071.5    989.7     699.0

17. The Company holds warrants in the amount of $24.6 and accounts for 0.1% of total admitted assets.

18. The Company has assets subject to potential exposure for collars, swaps, and forwards:

                At year end       At end of each quarter
               -------------   ---------------------------
                               1st Qtr   2nd Qtr   3rd Qtr
                               -------   -------   -------
     Hedging   $185.0   0.5%    $162.6    179.2     188.0

19.  The Company does not have exposure for future contracts.

20. The Company holds derivatives in the amount of $12.8 which is recorded as a write-in for invested assets category on the Summary Investment Schedule

See accompanying independent auditors' report.

                                                                      Schedule 3

                   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY

                           Summary Investment Schedule

                          Year ended December 31, 2003

                          (Dollar amounts in millions)

                                                                                         Admitted invested assets
                                                                     Gross investment   as reported in the annual
                    Investment categories                                holdings*              statement
-----------------------------------------------------------------   -----------------   -------------------------
Bonds:
   U.S. treasury securities                                         $    11.7      --%    $    11.7        --%
   U.S. government agency and corporate obligations
      (excluding mortgage-backed securities):
         Issued by U.S. government agencies                              62.2     0.2          62.2       0.2
         Issued by U.S. government-sponsored agencies                   244.3     0.8         244.3       0.8
   Foreign government (including Canada, excluding
      mortgage-backed securities)                                        97.4     0.3          97.4       0.3
   Securities issued by states, territories and possessions
      and political subdivisions in the U.S.:
         States, territories, and possessions general obligations        90.2     0.3          90.2       0.3
         Political subdivisions of states, territories, and
            possessions and political subdivisions general
            obligations                                                  56.3     0.2          56.3       0.2
         Revenue and assessment obligations                             355.5     1.1         355.5       1.1
         Mortgage-backed securities (includes residential and
            commercial MBS):
               Pass-through securities:
                  Guaranteed by GNMA                                      7.3      --           7.3        --
                  Issued by FNMA and FHLMC                               37.9     0.1          37.9       0.1
                  Privately issued                                       14.0      --          14.0        --
               CMOs and REMICs:
                  Issued by FNMA and FHLMC                              722.1     2.2         722.1       2.2
                  Privately issued and collateralized by MBS
                     issued or guaranteed by GNMA, FNMA,
                     or FHLMC                                             5.2      --           5.2        --
                  All other privately issued                          2,424.2     7.4       2,424.2       7.4
Other debt and other fixed income securities (excluding
   short term):
      Unaffiliated domestic securities (includes credit
         tenant loans rated by SVO)                                  18,288.3    55.8      18,288.3      55.8
      Unaffiliated foreign securities                                 3,412.4    10.4       3,412.4      10.4
      Affiliated securities                                             233.1     0.7         233.1       0.7
Equity interests:
   Investments in mutual funds                                           31.7     0.1          31.7       0.1
   Preferred stocks:
      Nonaffiliates                                                      66.7     0.2          66.7       0.2
   Publicly traded equity securities (excluding preferred
      stocks):
         Affiliates                                                   2,239.8     6.9       2,239.8       6.9
         Nonaffiliates                                                    5.6      --           5.6        --
   Other equity securities:
      Affiliates                                                        156.6     0.5         156.6       0.5
      Nonaffiliates                                                      10.0      --          10.0        --
Mortgage loans:
   Commercial loans                                                   3,078.2     9.4       3,078.2       9.4
Real estate investments:
   Property occupied by the Company                                       0.4      --           0.4        --
Policy loans                                                            638.3     2.0         638.3       2.0
Receivable for securities                                               168.3     0.5         168.3       0.5
Cash and short-term investments                                         238.6     0.7         238.6       0.7
Other invested assets                                                    70.1     0.2          70.1       0.2
                                                                    ---------   -----     ---------     -----
                  Total invested assets                             $32,766.4   100.0%    $32,766.4     100.0%
                                                                    =========   =====     =========     =====

* Gross investment holdings as valued in compliance with NAIC accounting practices and procedures manual

See accompanying independent auditors' report.

                                    Part C
                               Other Information

Item 24.  Financial Statements and Exhibits


         (a) Financial Statements.

             (1)    Financial Statements of the Registrant, GNA Variable
                    Investment Account -- Statement of Additional Information.

             (2)    Financial Statements of the Depositor, General Electric
                    Capital Assurance Company Statement of Additional
                    Information.

         (b) Exhibits

             (1)    Resolution of the Board of Directors of Great Northern
                    Insured Annuity Corporation establishing the GNA Variable
                    Investment Account. Incorporated by reference to Exhibit
                    (1) to registration statement under the Securities Act of 1933 of GNA Variable Investment Account, File No. 33-78810, filed May 11, 1994.

             (2) Agreement and Plan of Merger dated as of May 18, 1998, by and between General Electric Capital Assurance Company and
                    Great Northern Insured Annuity Corporation. Previously filed on January 1, 1999 with Amendment No. 8 to Form N-4 for GNA Variable Investment Account, Registration No. 8.

             (3)    Not Applicable.

             (4)(i) Underwriting Agreement between Great Northern Insured
                    Annuity Corporation (Depositor) and GNA Distributors,
                    Inc.(Underwriter). Incorporated by reference to Exhibit
                    (3)(i) to registration statement under the Securities Act of 1933 of GNA Variable Investment Account, File
                    No. 33-78810, filed May 11, 1994.

               (ii) Form of broker-dealer agreement between of Great Northern
                    Insured Annuity Corporation, GNA Distributors, Inc.
                    (Underwriter), GNA Securities, Inc. and broker-dealers.
                    Incorporated by reference to Exhibit (3)(ii) to registration statement under the Securities Act of 1933 of GECA Variable Investment Account, File No. 33-78810, filed
                    May 11, 1994.

             (5)(i) Specimen Group Deferred Variable Annuity and Modified
                    Guaranteed Annuity Contract. Previously filed as Exhibit
                    (4)(i) to Form N-4 filed September 15, 1994.

               (ii) Specimen Certificate under Group Deferred Variable Annuity and Modified Guaranteed Annuity Contract. Previously filed as Exhibit (4)(ii) to Form N-4 filed September 15, 1994.

              (iii) Endorsements to Contracts or Certificates. Previously filed as Exhibit (4)(iii) to Form N-4 filed May 11, 1994.

               (iv) Addenda to Contracts or Certificates. Previously filed on
                    January 1, 1999 with Amendment No. 8 to Form N-4 for GNA
                    Variable Investment Account, Registration No. 8.


            (6)(i)  Application for Group Deferred Variable Annuity and
                    Modified Guaranteed Annuity Contract. Previously filed as
                    Exhibit (5)(i) to Form N-4 filed May 11, 1994.

              (ii)  Application for Certificate under Group Deferred Variable
                    Annuity and Modified Guaranteed Annuity Contract.
                    Previously filed as Exhibit (5)(ii) to Form N-4 filed May
                    11, 1994.

            (7)(i)  Certificate of Incorporation of General Electric Capital
                    Assurance Company.

               (ii) By-laws of General Electric Capital Assurance Company.
                    Previously filed on January 1, 1999 with Amendment No. 8 to
                    Form N-4 for GNA Variable Investment Account, Registration
                    No. 8.

            (8)     Not Applicable.

            (9)     Service Agreement between Great Northern Insured Annuity
                    Corporation and Delaware Valley Financial Services, Inc.
                    Previously filed as Exhibit (8) to Form N-4 filed November
                    16, 1994.

            (10)    Opinion and Consent of Counsel. Filed herewith.

            (11)(i) Written consent of KPMG LLP. Filed herewith.

            (12)    Not Applicable.

            (13)    Not applicable.

            (14)    Power of Attorney dated November 1, 2004 filed herewith.

Item 25.  Directors and Officers of General Electric Capital Assurance Company.


Executive Officers and Directors


  Name                 Address             Positions And Offices With Depositor
----------------------------------------------------------------------------------------------------------
Leon E. Roday          6604 W. Broad St.   Director and Senior Vice President
                       Richmond, VA 23230
Pamela S. Schutz       6610 W. Broad St.   Chairperson of the Board, Director, President and Chief
                       Richmond, VA 23230  Executive Officer
Thomas M. Stinson      6630 W. Broad St.   Director, President and Chief Executive Officer, Long Term Care
                       Richmond, VA 23230  Division
Ward E. Bobitz         6620 W. Broad St.   Senior Vice President, General Counsel and Secretary
                       Richmond, VA 23230
Jeffrey T. Condit      6630 W. Broad St.   Senior Vice President and Chief Financial Officer, Long Term
                       Richmond, VA 23230  Care Division
Scott J. McKay         6604 W. Broad St.   Senior Vice President and Chief Information Officer
                       Richmond, VA 23230
Richard P. McKenney    6620 W. Broad St.   Senior Vice President and Chief Financial Officer
                       Richmond, VA 23230
Victor C. Moses        Two Union Square    Senior Vice President and Chief Actuary
                       Seattle, WA 98101
Gary T. Prizzia        6604 W. Broad St.   Treasurer
                       Richmond, VA 23230
William R. Wright, Jr. 6604 W. Broad St.   Senior Vice President and Chief Investment Officer
                       Richmond, VA 23230
James D. Atkins        700 Main St.        Senior Vice President
                       Lynchburg, VA 24504
Jeffrey F. Dale        6630 W. Broad St.   Senior Vice President, Long Term Care Division
                       Richmond, VA 23230
Frank T. Gencarelli    700 Main St.        Senior Vice President
                       Lynchburg, VA 24504
Michael S. Laming      6620 W. Broad St.   Senior Vice President
                       Richmond, VA 23230
Robert T. Methven      6610 W. Broad St.   Senior Vice President
                       Richmond, VA 23230
Daniel C. Munson       6610 W. Broad St.   Senior Vice President
                       Richmond, VA 23230
Geoffrey S. Stiff      6610 W. Broad St.   Senior Vice President
                       Richmond, VA 23230
Mammen G. Verghis      6630 W. Broad St.   Senior Vice President, Long Term Care Division
                       Richmond, VA 23230
George R. Zippel       700 Main St.        Senior Vice President
                       Lynchburg, VA 24504

Item 26. Persons controlled by or under common control with Depositor or Registrant.

                                                     [FLOW CHART]




Item 27. Number of Contract Owners/Certificate Owners.

         As of November 1, 2004, there were 124 Qualified Contracts and 122 Non-Qualified Contracts outstanding.

Item 28. Indemnification.

         The Depositor's By-Laws provide, inter alia, that any director, officer or employee of the Depositor may be indemnified by the Depositor against liability (including fines, penalties and amounts paid or incurred in settlement of any action or in the satisfaction of a judgment except a judgment in favor of the Depositor)
         and reasonable expenses incurred by him or her in connection with any action of whatever nature, whether civil, criminal, administrative or investigative, in which her or she may be involved by reason of his or her having been a director, officer or employee of the Depositor. In the case of an action brought by or in the right of the Depositor, a person who has been successful on the merits shall be indemnified as of right, no person who has been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the Depositor shall be indemnified, and any other party shall be indemnified if the Board of Directors, acting by a quorum consisting of directors not having an interest in the action, determines that such person has not been guilty of negligence or misconduct in the performance of his or her duty to the Depositor. In the case of any other action, a person who has been successful on the merits shall be indemnified as of right and any other person shall be indemnified if the
         Board of Directors, acting by a quorum consisting of directors not having an interest in the action, determines that such person acted in good faith for a purpose which he or she reasonably believed to be in the best interests of the Depositor and, in any criminal action or proceeding, that such person had no reasonable cause to believe that his or her conduct was unlawful.

         Notwithstanding the foregoing, the Depositor hereby makes the following undertaking pursuant to
         Rule 484 under the Securities Act of 1933: Insofar as indemnification for liability arising under the
         Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities
         (other than the payment by the Depositor of expenses incurred or paid by a depositor, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters.

         (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the
             Investment Company Act of 1940.

         (b)



Name                  Address                  Positions and Offices with Underwriter
-------------------------------------------------------------------------------------
James J. Buddle       6620 W. Broad St.          Director
                      Richmond, VA 23230
Robert T. Methven     3001 Summer St.            Director, President and Chief
                      2nd Floor                  Executive Officer
                      Stamford, CT 06905
Geoffrey S. Stiff     6610 W. Broad St.          Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney   6620 W. Broad St.          Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.  3001 Summer St.,           Senior Vice President and Chief
                      2nd Floor                  Compliance Officer
                      Stamford, CT 06905
Ward E. Bobitz        6620 W. Broad Street       Vice President and Assistant
                      Richmond, VA 23230         Secretary
Joan H. Cleveland     700 Main St.               Vice President
                      Lynchburg, VA 24504
Brenda A. Daglish     6604 West Broad St.        Vice President and Assistant
                      Richmond, VA 23230         Treasurer
William E. Daner, Jr. 6610 W. Broad St.          Vice President, Counsel and
                      Richmond, VA 23230         Secretary
Melissa K. Gray       6620 W. Broad St.          Vice President
                      Richmond, VA 23230
Kelly L. Groh         6610 W. Broad Street       Vice President and Chief Financial
                      Richmond, Virginia 23230   Officer
Richard J. Kannan     6610 W. Broad St.          Vice President
                      Richmond, VA 23230
John E. Karaffa       6610 W. Broad St.          Vice President, Controller and
                      Richmond, VA 23230         Financial & Operations Principal
James J. Kuncl        6620 W. Broad St.          Vice President
                      Richmond, VA 23230
Jamie S. Miller       6620 W. Broad St.          Vice President
                      Richmond, VA 23230
Gary T. Prizzia       6620 W. Broad Street       Treasurer
                      Richmond, VA 23230
Russell S. Rubino     6620 W. Broad St.          Vice President
                      Richmond, VA 23230

Item 30. Location of Accounts and Records.

         All books and records relating to the Contracts are maintained at the Annuity Service Center at 300
         Berwyn Park, Berwyn, PA 19312-0031 or at 6604 West Broad Street, Richmond, Virginia 23230.

Item 31. Management Services.

         None.

Item 32. Undertakings.

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
             Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


STATEMENT PURSUANT TO RULE 6c-7

GECA offered Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GECA and the Separate Account rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs
(a) -- (d) of the Rule have been complied with.


SECTION 26(F) REPRESENTATION



GECA hereby represents that the fees and charges deducted under the contracts/certificates, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GECA.

                                  Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and the Commonwealth of Virginia on this 20th day of December, 2004.


                                              GNA VARIABLE INVESTMENT ACCOUNT
                                              (Registrant)

                                              By: GENERAL ELECTRIC CAPITAL
                                                    ASSURANCE COMPANY

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff, President
                                                    General Electric Capital
                                                  Assurance Company (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signature                               Title                           Date
      ---------                               -----                           ----

          *               Director, Chairperson of the Board, President December 20, 2004
----------------------      and Chief Executive Officer
   Pamela S. Schutz

          *               Director, President and Chief Executive       December 20, 2004
----------------------      Officer, Long Term Care Division
  Thomas M. Stinson

          *               Director and Senior Vice President            December 20, 2004
----------------------
    Leon E. Roday

          *               Senior Vice President and Chief Financial     December 20, 2004
----------------------      Officer
 Richard P. McKenney

          *               Vice President and Controller                 December 20, 2004
----------------------
   Jamie S. Miller

*By:                      , pursuant to Power of Attorney executed on   December 20, 2004
/s/  GEOFFREY S. STIFF      November 1, 2004
----------------------
  Geoffrey S. Stiff